UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

June 30, 2012

1.851896.105

CDCIP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTO COMPONENTS - 0.0%
Auto Parts & Equipment - 0.0%
BorgWarner, Inc. (a)	200	$ 13,118
AUTOMOBILES - 1.1%
Motorcycle Manufacturers - 1.1%
Harley-Davidson, Inc.	204,400	9,347,212
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Owens Corning (a)	135,255	3,860,178
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Sherwin-Williams Co.	35,277	4,668,911
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Office Services & Supplies - 0.2%
Interface, Inc.	134,200	1,829,146
DISTRIBUTORS - 1.0%
Distributors - 1.0%
LKQ Corp. (a)	270,300	9,028,020
HOTELS, RESTAURANTS & LEISURE - 17.4%
Casinos & Gaming - 1.0%
Las Vegas Sands Corp.	209,939	9,130,247
Hotels, Resorts & Cruise Lines - 0.7%
Wyndham Worldwide Corp.	118,800	6,265,512
Restaurants - 15.7%
BJ's Restaurants, Inc. (a)	155,663	5,915,194
Bravo Brio Restaurant Group, Inc. (a)	41,200	734,596
Buffalo Wild Wings, Inc. (a)	107,000	9,270,480
Chipotle Mexican Grill, Inc. (a)	24,185	9,189,091
Domino's Pizza, Inc.	267,500	8,268,425
Dunkin' Brands Group, Inc.	1,200	41,208
McDonald's Corp.	532,810	47,169,669
Panera Bread Co. Class A (a)	57,500	8,017,800
Starbucks Corp.	526,387	28,066,955
Texas Roadhouse, Inc. Class A	247,042	4,552,984
Yum! Brands, Inc.	264,016	17,007,911
		138,234,313
TOTAL HOTELS, RESTAURANTS & LEISURE		153,630,072
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 4.6%
Homebuilding - 1.5%
Lennar Corp. Class A (d)	220,879	$ 6,827,370
NVR, Inc. (a)	7,800	6,630,000
		13,457,370
Housewares & Specialties - 3.1%
Jarden Corp.	307,100	12,904,342
Newell Rubbermaid, Inc.	504,700	9,155,258
Tupperware Brands Corp.	88,100	4,824,356
		26,883,956
TOTAL HOUSEHOLD DURABLES		40,341,326
INTERNET & CATALOG RETAIL - 7.2%
Internet Retail - 7.2%
Amazon.com, Inc. (a)	188,195	42,974,328
Priceline.com, Inc. (a)	30,529	20,287,131
		63,261,459
LEISURE EQUIPMENT & PRODUCTS - 1.4%
Leisure Products - 1.4%
Brunswick Corp.	256,100	5,690,542
Polaris Industries, Inc.	91,400	6,533,272
		12,223,814
MEDIA - 23.8%
Broadcasting - 2.7%
CBS Corp. Class B	368,885	12,092,050
Discovery Communications, Inc. (a)	217,700	11,755,800
		23,847,850
Cable & Satellite - 9.6%
Comcast Corp. Class A	2,088,154	66,758,283
DIRECTV (a)	290,675	14,190,754
Sirius XM Radio, Inc. (a)(d)	2,288,307	4,233,368
		85,182,405
Movies & Entertainment - 11.5%
News Corp. Class A	1,479,846	32,985,767
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
The Walt Disney Co.	1,211,241	$ 58,745,189
Time Warner, Inc.	248,400	9,563,400
		101,294,356
TOTAL MEDIA		210,324,611
MULTILINE RETAIL - 8.2%
Department Stores - 0.2%
PPR SA	13,800	1,960,323
General Merchandise Stores - 8.0%
Dollar General Corp. (a)	452,660	24,620,177
Dollar Tree, Inc. (a)	460,780	24,789,964
Target Corp.	363,109	21,129,313
		70,539,454
TOTAL MULTILINE RETAIL		72,499,777
SPECIALTY RETAIL - 29.2%
Apparel Retail - 6.4%
Abercrombie & Fitch Co. Class A	74,300	2,536,602
Limited Brands, Inc.	242,934	10,331,983
Ross Stores, Inc.	223,800	13,980,786
rue21, Inc. (a)	148,700	3,753,188
Tilly's, Inc. (a)	104,500	1,677,225
TJX Companies, Inc.	506,781	21,756,108
Urban Outfitters, Inc. (a)	92,969	2,565,015
		56,600,907
Automotive Retail - 2.9%
AutoZone, Inc. (a)	34,075	12,511,318
O'Reilly Automotive, Inc. (a)	161,100	13,495,347
		26,006,665
Home Improvement Retail - 8.5%
Home Depot, Inc.	917,856	48,637,189
Lowe's Companies, Inc.	913,219	25,971,948
		74,609,137
Homefurnishing Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	192,717	11,909,911
Williams-Sonoma, Inc.	121,227	4,239,308
		16,149,219
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - 9.6%
Dick's Sporting Goods, Inc.	322,900	$ 15,499,200
GNC Holdings, Inc.	187,617	7,354,586
Hibbett Sports, Inc. (a)	150,800	8,702,668
PetSmart, Inc.	201,900	13,765,542
Sally Beauty Holdings, Inc. (a)	413,800	10,651,212
Tractor Supply Co.	136,509	11,338,438
Ulta Salon, Cosmetics & Fragrance, Inc.	104,320	9,741,402
Vitamin Shoppe, Inc. (a)	134,000	7,360,620
		84,413,668
TOTAL SPECIALTY RETAIL		257,779,596
TEXTILES, APPAREL & LUXURY GOODS - 3.8%
Apparel, Accessories & Luxury Goods - 1.8%
Coach, Inc.	156,400	9,146,272
PVH Corp.	84,482	6,571,855
		15,718,127
Footwear - 2.0%
NIKE, Inc. Class B	201,080	17,650,802
TOTAL TEXTILES, APPAREL & LUXURY GOODS		33,368,929
TOTAL COMMON STOCKS (Cost $771,166,620)		872,176,169
Nonconvertible Preferred Stocks - 0.1%

AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Volkswagen AG (Cost $1,395,584)	7,350	1,158,958
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	7,051,073	$ 7,051,073
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,762,384	4,762,384
TOTAL MONEY MARKET FUNDS (Cost $11,813,457)		11,813,457
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $784,375,661)		885,148,584
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,238,215)
NET ASSETS - 100%		$ 882,910,369
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,080
Fidelity Securities Lending Cash Central Fund	665,573
Total	$ 672,653
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $788,491,457. Net unrealized appreciation aggregated $96,657,127, of which $124,814,999 related to appreciated investment securities and $28,157,872 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

June 30, 2012

1.851897.105

CSCIP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BEVERAGES - 31.5%
Brewers - 6.2%
Anheuser-Busch InBev SA NV	380,353	$ 29,987,513
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	99,015	3,795,245
Compania Cervecerias Unidas SA sponsored ADR	33,000	2,057,880
Molson Coors Brewing Co. Class B	266,136	11,073,919
SABMiller PLC	149,200	5,970,258
		52,884,815
Distillers & Vintners - 9.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	659,180	17,837,411
Diageo PLC sponsored ADR	268,001	27,622,863
Pernod Ricard SA	158,544	16,905,710
Remy Cointreau SA	123,041	13,481,232
Thai Beverage PCL	2,759,000	742,182
Treasury Wine Estates Ltd.	289,550	1,297,453
		77,886,851
Soft Drinks - 16.2%
Coca-Cola Bottling Co. CONSOLIDATED	43,927	2,823,628
Coca-Cola FEMSA SAB de CV sponsored ADR	21,380	2,798,214
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	119,893	2,131,698
Coca-Cola Icecek A/S	160,435	2,483,926
Embotelladora Andina SA:
ADR	19,987	530,655
sponsored ADR	124,658	4,026,453
Fomento Economico Mexicano SAB de CV sponsored ADR	7,113	634,835
PepsiCo, Inc.	246,560	17,421,930
The Coca-Cola Co.	1,360,848	106,404,705
		139,256,044
TOTAL BEVERAGES		270,027,710
FOOD & STAPLES RETAILING - 11.7%
Drug Retail - 9.0%
CVS Caremark Corp.	1,313,223	61,366,911
Drogasil SA	256,400	2,585,063
Rite Aid Corp. (a)	932,700	1,305,780
Walgreen Co.	416,638	12,324,152
		77,581,906
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	16,000	$ 288,800
Sysco Corp.	25,200	751,212
		1,040,012
Food Retail - 0.4%
Fresh Market, Inc. (a)	4,900	262,787
The Pantry, Inc. (a)	192,397	2,828,236
		3,091,023
Hypermarkets & Super Centers - 2.2%
Wal-Mart Stores, Inc.	274,180	19,115,830
TOTAL FOOD & STAPLES RETAILING		100,828,771
FOOD PRODUCTS - 8.9%
Agricultural Products - 2.7%
Archer Daniels Midland Co.	95,163	2,809,212
Bunge Ltd.	293,053	18,386,145
Cosan Ltd. Class A	28,100	356,589
Cresud S.A.C.I.F. y A. sponsored ADR	37,081	265,871
First Resources Ltd.	674,000	1,030,757
SLC Agricola SA	33,600	334,411
		23,182,985
Packaged Foods & Meats - 6.2%
Annie's, Inc. (d)	14,500	606,970
Calavo Growers, Inc.	40,884	1,045,813
Danone SA	15,600	967,644
Green Mountain Coffee Roasters, Inc. (a)(d)	164,499	3,582,788
Lindt & Spruengli AG	66	2,419,502
Mead Johnson Nutrition Co. Class A	157,484	12,679,037
Nestle SA	189,965	11,318,043
Unilever NV (NY Reg.)	538,257	17,950,871
Want Want China Holdings Ltd.	1,817,000	2,246,975
		52,817,643
TOTAL FOOD PRODUCTS		76,000,628
HOUSEHOLD PRODUCTS - 18.8%
Household Products - 18.8%
Colgate-Palmolive Co.	248,427	25,861,251
Procter & Gamble Co.	2,115,869	129,596,977
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - CONTINUED
Household Products - continued
Reckitt Benckiser Group PLC	40,200	$ 2,118,578
Spectrum Brands Holdings, Inc. (a)	111,580	3,634,161
		161,210,967
PERSONAL PRODUCTS - 2.6%
Personal Products - 2.6%
Avon Products, Inc.	30,400	492,784
Herbalife Ltd.	23,500	1,135,755
Hypermarcas SA	151,800	897,120
L'Oreal SA	94,100	10,984,267
Natura Cosmeticos SA	57,300	1,340,851
Nu Skin Enterprises, Inc. Class A	159,102	7,461,884
		22,312,661
PHARMACEUTICALS - 2.5%
Pharmaceuticals - 2.5%
Johnson & Johnson	315,256	21,298,695
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Teavana Holdings, Inc. (a)	30,400	411,312
TOBACCO - 21.5%
Tobacco - 21.5%
Altria Group, Inc.	1,418,948	49,024,653
British American Tobacco PLC sponsored ADR	1,037,315	105,930,608
KT&G Corp.	17,377	1,247,425
Lorillard, Inc.	23,596	3,113,492
Philip Morris International, Inc.	252,724	22,052,696
Souza Cruz SA	217,800	3,196,786
		184,565,660
TOTAL COMMON STOCKS (Cost $632,645,636)		836,656,404
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	9,006,240	$ 9,006,240
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	17,567,980	17,567,980
TOTAL MONEY MARKET FUNDS (Cost $26,574,220)		26,574,220
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $659,219,856)		863,230,624
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,144,890)
NET ASSETS - 100%		$ 858,085,734
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,672
Fidelity Securities Lending Cash Central Fund	140,373
Total	$ 157,045
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 836,656,404	$ 800,104,099	$ 36,552,305	$ -
Money Market Funds	26,574,220	26,574,220	-	-
Total Investments in Securities:	$ 863,230,624	$ 826,678,319	$ 36,552,305	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $660,230,336. Net unrealized appreciation aggregated $203,000,288, of which $213,054,688 related to appreciated investment securities and $10,054,400 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

June 30, 2012

1.876939.103

EMQ-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 0.3%
Paladin Energy Ltd. (Australia) (a)(d)	448,197	$ 586,016
Austria - 0.1%
Erste Bank AG (a)	10,500	198,585
Bailiwick of Jersey - 0.1%
Atrium European Real Estate Ltd.	65,796	307,997
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia)	281,220	206,403
BW Offshore Ltd.	852,880	924,760
Cosco International Holdings Ltd.	322,000	124,183
GP Investments Ltd. (depositary receipt) (a)	316,807	739,768
Kunlun Energy Co. Ltd.	1,020,000	1,643,199
Pacific Basin Shipping Ltd.	715,000	307,572
TOTAL BERMUDA		3,945,885
Brazil - 13.0%
Anhanguera Educacional Participacoes SA	101,676	1,295,945
Arezzo Industria e Comercio SA	46,100	686,278
Banco do Brasil SA	121,000	1,176,565
Banco Do Est Rio Grande Sul SA	68,900	487,120
BR Properties SA	114,500	1,351,083
Braskem SA (PN-A)	105,700	704,140
Centrais Eletricas Brasileiras SA (Electrobras)	25,400	180,209
Cia.Hering SA	38,500	730,321
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	30,300	1,161,399
Companhia de Concessoes Rodoviarias	91,200	741,497
Companhia de Saneamento de Minas Gerais	19,830	429,477
Companhia Paranaense de Energia-Copel:
(PN-B)	9,950	218,964
(PN-B) sponsored ADR	25,110	544,385
Energias do Brasil SA	34,150	219,165
Estacio Participacoes SA	44,200	534,757
Fibria Celulose SA	111,300	824,568
Gerdau SA sponsored ADR	122,200	1,070,472
Itau Unibanco Banco Multiplo SA sponsored ADR	101,860	1,417,891
Lojas Americanas SA (PN)	218,710	1,442,822
Mills Estruturas e Servicos de Engenharia SA	57,500	790,142
Multiplus SA	34,900	819,633
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	51,700	937,838
sponsored ADR	57,735	1,083,686
Redecard SA	53,000	866,841
Common Stocks - continued
	Shares	Value
Brazil - continued
Telefonica Brasil SA sponsored ADR	7,500	$ 185,550
Ultrapar Participacoes SA	88,100	1,982,634
Vale SA (PN-A) sponsored ADR	265,500	5,179,905
TOTAL BRAZIL		27,063,287
British Virgin Islands - 0.1%
Sable Mining Africa Ltd. (a)	1,067,600	163,022
Canada - 1.8%
Banro Corp. (a)	44,100	161,569
Barrick Gold Corp.	15,600	587,624
First Quantum Minerals Ltd.	39,000	689,520
Goldcorp, Inc.	21,700	816,974
Tahoe Resources, Inc. (a)	3,300	45,606
Uranium One, Inc. (a)(d)	194,200	494,036
Yamana Gold, Inc.	58,900	908,868
TOTAL CANADA		3,704,197
Cayman Islands - 5.2%
Ajisen (China) Holdings Ltd.	586,000	407,757
Baidu.com, Inc. sponsored ADR (a)	11,640	1,338,367
Belle International Holdings Ltd.	283,000	484,824
Biostime International Holdings Ltd.	315,500	827,038
Changyou.com Ltd. (A Shares) ADR (a)	6,100	128,771
Ctrip.com International Ltd. sponsored ADR (a)(d)	18,500	310,060
Eurasia Drilling Co. Ltd. GDR (Reg. S)	37,700	961,350
Geely Automobile Holdings Ltd.	1,215,000	430,897
Greatview Aseptic Pack Co. Ltd. (a)	1,683,000	887,214
Haitian International Holdings Ltd.	186,000	185,323
Hengan International Group Co. Ltd.	191,000	1,860,561
Shenzhou International Group Holdings Ltd.	50,000	86,984
SINA Corp. (a)(d)	4,000	207,240
Stella International Holdings Ltd.	21,500	53,284
Tencent Holdings Ltd.	16,900	499,079
Uni-President China Holdings Ltd.	1,174,000	1,095,463
Xueda Education Group sponsored ADR (a)	94,800	370,668
Yingde Gases Group Co. Ltd.	733,000	670,864
TOTAL CAYMAN ISLANDS		10,805,744
Chile - 1.1%
Aguas Andinas SA	760,000	470,494
Embotelladora Andina SA Class A	107,981	472,248
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	27,537	$ 522,419
Enersis SA	2,381,214	896,278
TOTAL CHILE		2,361,439
China - 8.0%
China Communications Construction Co. Ltd. (H Shares)	771,000	684,399
China Communications Services Corp. Ltd. (H Shares)	322,000	160,067
China Construction Bank Corp. (H Shares)	5,117,000	3,535,205
China Merchants Bank Co. Ltd. (H Shares)	189,500	359,309
China Pacific Insurance Group Co. Ltd. (H Shares)	615,200	2,007,631
China Petroleum & Chemical Corp. (H Shares)	322,000	287,780
China Southern Airlines Ltd. (H Shares)	1,556,000	690,578
China Suntien Green Energy Corp. Ltd. (H Shares)	4,036,000	710,246
China Telecom Corp. Ltd. (H Shares)	1,916,000	841,019
Dongfeng Motor Group Co. Ltd. (H Shares)	532,000	831,546
Harbin Power Equipment Co. Ltd. (H Shares)	364,000	296,303
Industrial & Commercial Bank of China Ltd. (H Shares)	6,899,000	3,867,501
Maanshan Iron & Steel Ltd. (H Shares)	2,354,000	543,500
PetroChina Co. Ltd. (H Shares)	772,000	999,170
PICC Property & Casualty Co. Ltd. (H Shares)	444,000	505,031
Shanghai Electric Group Co. Ltd. (H Shares)	1,024,000	419,421
TOTAL CHINA		16,738,706
Colombia - 0.9%
Ecopetrol SA ADR (d)	35,400	1,974,966
Czech Republic - 0.2%
Ceske Energeticke Zavody A/S (d)	10,114	349,522
Egypt - 0.2%
Orascom Telecom Holding SAE unit (a)	104,700	261,750
Orascom Telecom Media & Technology Holding sponsored GDR (e)	52,400	62,880
TOTAL EGYPT		324,630
Hong Kong - 3.9%
AIA Group Ltd.	62,200	214,842
China Mobile Ltd.	4,000	43,910
China Mobile Ltd. sponsored ADR	48,350	2,643,295
CNOOC Ltd. sponsored ADR (d)	16,100	3,240,125
Lenovo Group Ltd.	1,634,000	1,394,343
Singamas Container Holdings Ltd.	76,000	16,572
Sinotruk Hong Kong Ltd.	1,146,000	687,772
TOTAL HONG KONG		8,240,859
Common Stocks - continued
	Shares	Value
India - 3.3%
Axis Bank Ltd.	6,409	$ 118,600
Cummins India Ltd.	36,500	296,735
Grasim Industries Ltd.	9,272	464,994
Indiabulls Infrastructure and Power Ltd.	1,037,423	50,048
Indiabulls Real Estate Ltd.	598,446	667,588
ITC Ltd.	417,056	1,953,465
JK Cement Ltd.	43,437	126,048
Larsen & Toubro Ltd.	41,001	1,041,605
Lupin Ltd.	46,337	450,411
Power Grid Corp. of India Ltd.	233,971	481,459
SREI Infrastructure Finance Ltd.	1,181,386	521,529
State Bank of India	20,336	797,895
Yes Bank Ltd.	3,141	19,350
TOTAL INDIA		6,989,727
Indonesia - 2.3%
PT Bakrieland Development Tbk (a)	44,941,500	339,556
PT Bank Tabungan Negara Tbk	5,002,500	694,489
PT Indo Tambangraya Megah Tbk	171,500	664,139
PT Indosat Tbk	398,500	185,342
PT Jasa Marga Tbk	918,500	532,015
PT Telkomunikasi Indonesia Tbk sponsored ADR	70,900	2,469,447
TOTAL INDONESIA		4,884,988
Israel - 0.6%
Bezeq Israeli Telecommunication Corp. Ltd.	407,400	424,044
Check Point Software Technologies Ltd. (a)	5,310	263,323
NICE Systems Ltd. sponsored ADR (a)	16,500	603,900
TOTAL ISRAEL		1,291,267
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	89,400	444,407
Kenya - 0.6%
Equity Bank Ltd.	3,259,700	821,692
Safaricom Ltd.	11,439,135	468,150
TOTAL KENYA		1,289,842
Korea (South) - 12.9%
Amoreg	3,430	993,258
Asia Pacific Systems, Inc. (a)	38,943	463,954
E-Mart Co. Ltd.	5,273	1,161,482
Hana Financial Group, Inc.	61,870	1,984,854
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Industrial Development & Construction Co.	25,680	$ 551,239
ICD Co. Ltd.	15,794	266,977
KB Financial Group, Inc.	92,312	3,026,194
Korea Electric Power Corp. (a)	22,940	518,677
KT&G Corp.	20,495	1,471,253
LG Chemical Ltd.	3,521	914,719
LS Industrial Systems Ltd.	8,539	489,503
Orion Corp.	1,383	1,149,714
POSCO sponsored ADR	12,800	1,029,632
Samsung Electronics Co. Ltd.	8,439	8,968,344
Samsung Engineering Co. Ltd.	4,529	721,147
Samsung Fire & Marine Insurance Co. Ltd.	3,954	787,406
Samsung Heavy Industries Ltd.	25,970	863,058
Shinhan Financial Group Co. Ltd.	14,700	517,166
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	6,500	461,370
Tong Yang Life Insurance Co. Ltd.	50,120	470,191
TOTAL KOREA (SOUTH)		26,810,138
Luxembourg - 0.7%
Samsonite International SA	168,000	283,995
Subsea 7 SA	64,200	1,263,786
TOTAL LUXEMBOURG		1,547,781
Malaysia - 1.3%
Axiata Group Bhd	374,900	649,992
Genting Bhd	267,900	801,282
Petronas Dagangan Bhd	173,500	1,159,430
TOTAL MALAYSIA		2,610,704
Mexico - 4.1%
America Movil SAB de CV Series L sponsored ADR	138,280	3,603,577
CEMEX SA de CV sponsored ADR (d)	119,981	807,472
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	30,900	475,860
Fibra Uno Administracion SA de CV	213,200	438,876
Grupo Modelo SAB de CV Series C	70,600	624,300
Grupo Televisa SA de CV (CPO) sponsored ADR	97,600	2,096,448
Wal-Mart de Mexico SA de CV Series V	168,800	452,379
TOTAL MEXICO		8,498,912
Common Stocks - continued
	Shares	Value
Netherlands - 0.7%
ASML Holding NV (Netherlands)	12,600	$ 647,087
Vopak NV	12,754	815,886
TOTAL NETHERLANDS		1,462,973
Nigeria - 1.2%
Guaranty Trust Bank PLC	1,356,087	124,985
Guaranty Trust Bank PLC GDR (Reg. S)	197,612	1,086,866
Zenith Bank PLC	14,988,514	1,266,311
TOTAL NIGERIA		2,478,162
Norway - 0.5%
TGS Nopec Geophysical Co. ASA	36,100	968,549
Veripos (a)	5,690	36,348
TOTAL NORWAY		1,004,897
Panama - 0.5%
Copa Holdings SA Class A	12,700	1,047,496
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	24,400	926,712
Philippines - 1.4%
Metro Pacific Investments Corp.	8,190,000	814,508
Metropolitan Bank & Trust Co.	316,977	699,270
Robinsons Land Corp.	3,463,550	1,438,947
TOTAL PHILIPPINES		2,952,725
Poland - 1.3%
Eurocash SA	42,500	523,014
Powszechny Zaklad Ubezpieczen SA	20,200	2,025,063
Warsaw Stock Exchange	10,900	124,944
TOTAL POLAND		2,673,021
Russia - 6.1%
Bank St. Petersburg OJSC	144,500	247,673
DIXY Group OJSC (a)	54,900	535,672
Gazprom OAO sponsored ADR	172,000	1,634,000
Magnit OJSC	9,388	1,129,763
Magnitogorsk Iron & Steel Works OJSC unit	77,000	282,898
Mobile TeleSystems OJSC (a)	68,600	497,731
Mobile TeleSystems OJSC sponsored ADR	56,300	968,360
NOVATEK OAO GDR (Reg. S)	9,100	964,600
OGK-4 OJSC (a)	16,081,600	1,166,908
RusHydro JSC sponsored ADR	150,600	359,783
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	789,894	$ 2,107,034
Sistema JSFC (a)	743,500	566,792
TNK-BP Holding (a)	508,700	1,175,376
Uralkali OJSC GDR (Reg. S)	26,400	1,010,592
TOTAL RUSSIA		12,647,182
Singapore - 1.0%
First Resources Ltd.	717,000	1,096,518
Global Logistic Properties Ltd.	546,000	908,959
TOTAL SINGAPORE		2,005,477
South Africa - 5.0%
Absa Group Ltd.	72,195	1,246,972
AngloGold Ashanti Ltd.	28,800	983,637
Aspen Pharmacare Holdings Ltd.	48,700	749,717
Aveng Ltd.	77,000	337,201
Blue Label Telecoms Ltd.	584,606	428,356
Growthpoint Properties Ltd.	76,000	213,824
Impala Platinum Holdings Ltd.	95,400	1,578,340
JSE Ltd.	174,100	1,597,045
Life Healthcare Group Holdings Ltd.	200,800	764,641
MTN Group Ltd.	22,400	386,132
Naspers Ltd. Class N	33,300	1,771,897
Reunert Ltd.	42,900	356,846
TOTAL SOUTH AFRICA		10,414,608
Taiwan - 8.2%
Advanced Semiconductor Engineering, Inc.	32,807	27,013
Asia Cement Corp.	710,400	902,014
Catcher Technology Co. Ltd.	77,000	521,304
Cheng Uei Precision Industries Co. Ltd.	388,563	778,151
Chinatrust Financial Holding Co. Ltd.	2,900,551	1,679,470
Chroma ATE, Inc.	209,933	480,701
HIWIN Technologies Corp.	42,400	436,752
Hon Hai Precision Industry Co. Ltd. (Foxconn)	540,000	1,637,702
Inotera Memories, Inc. (a)	660,000	155,097
Lung Yen Life Service Co. Ltd.	89,000	258,093
Synnex Technology International Corp.	460,753	1,131,005
Taiwan Fertilizer Co. Ltd.	289,000	669,808
Taiwan Mobile Co. Ltd.	302,000	1,001,756
Taiwan Semiconductor Manufacturing Co. Ltd.	1,213,469	3,331,979
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	136,101	1,899,970
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	1,019,000	$ 1,647,759
Yuanta Financial Holding Co. Ltd.	1,380,000	634,235
TOTAL TAIWAN		17,192,809
Thailand - 2.2%
Bangkok Bank Public Co. Ltd. (For. Reg.)	209,100	1,375,245
Electricity Generating PCL (For. Reg.)	102,600	374,908
PTT Global Chemical PCL (For. Reg.)	361,237	637,036
PTT PCL (For. Reg.)	148,300	1,522,028
Siam Cement PCL (For. Reg.)	52,700	604,716
TOTAL THAILAND		4,513,933
Turkey - 1.3%
Aygaz A/S	212,000	888,560
Enka Insaat ve Sanayi A/S	118,000	316,450
TAV Havalimanlari Holding A/S	112,000	601,957
Turkiye Is Bankasi A/S Series C	330,000	875,864
TOTAL TURKEY		2,682,831
United Kingdom - 0.9%
Evraz PLC	94,700	386,656
Hikma Pharmaceuticals PLC	41,661	425,739
International Personal Finance PLC	34,200	128,068
Kazakhmys PLC	79,700	900,592
TOTAL UNITED KINGDOM		1,841,055
United States of America - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	18,835	1,130,100
Universal Display Corp. (a)	26,390	948,457
TOTAL UNITED STATES OF AMERICA		2,078,557
TOTAL COMMON STOCKS (Cost $182,428,953)		197,055,059
Nonconvertible Preferred Stocks - 2.1%

Korea (South) - 1.7%
Hyundai Motor Co. Series 2	41,450	2,733,074
Samsung Electronics Co. Ltd.	1,340	887,726
TOTAL KOREA (SOUTH)		3,620,800
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 0.4%
Rostelecom (a)	129,800	$ 328,245
Sberbank (Savings Bank of the Russian Federation) (a)	215,600	416,471
TOTAL RUSSIA		744,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,049,975)		4,365,516
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.17% (b)	7,971,383	7,971,383
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	7,511,991	7,511,991
TOTAL MONEY MARKET FUNDS (Cost $15,483,374)		15,483,374
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $201,962,302)		216,903,949
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(8,271,866)
NET ASSETS - 100%		$ 208,632,083
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,880 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,628
Fidelity Securities Lending Cash Central Fund	31,703
Total	$ 40,331
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,086,792	$ 9,715,056	$ 6,371,736	$ -
Consumer Staples	18,155,286	4,898,775	13,256,511	-
Energy	25,214,062	17,605,706	7,572,008	36,348
Financials	47,341,493	22,259,199	25,032,246	50,048
Health Care	2,390,508	1,940,097	450,411	-
Industrials	14,599,641	6,255,464	8,344,177	-
Information Technology	28,577,431	7,386,969	21,190,462	-
Materials	25,686,115	18,075,162	7,610,953	-
Telecommunication Services	16,270,458	13,388,372	2,882,086	-
Utilities	7,098,789	5,723,745	1,375,044	-
Money Market Funds	15,483,374	15,483,374	-	-
Total Investments in Securities:	$ 216,903,949	$ 122,731,919	$ 94,085,634	$ 86,396
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $204,343,810. Net unrealized appreciation aggregated $12,560,139, of which $29,328,608 related to appreciated investment securities and $16,768,469 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy Central Fund

June 30, 2012

1.851898.105

ENCIP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
LyondellBasell Industries NV Class A	111,459	$ 4,488,454
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Foster Wheeler AG (a)	205,482	3,561,003
ENERGY EQUIPMENT & SERVICES - 20.0%
Oil & Gas Drilling - 6.3%
Discovery Offshore S.A. (a)(e)	955,692	1,526,241
Ensco PLC Class A	293,800	13,799,786
Noble Corp.	620,330	20,179,335
Northern Offshore Ltd.	431,810	656,936
Ocean Rig UDW, Inc. (United States)	217,400	2,937,074
Parker Drilling Co. (a)	488,734	2,204,190
Rowan Companies PLC (a)	275,950	8,921,464
Tuscany International Drilling, Inc. (a)	1,397,500	542,199
Vantage Drilling Co. (a)	1,225,600	1,838,400
		52,605,625
Oil & Gas Equipment & Services - 13.7%
Cal Dive International, Inc. (a)	175,579	509,179
Compagnie Generale de Geophysique SA (a)	167,841	4,341,163
FMC Technologies, Inc. (a)	80,100	3,142,323
Fugro NV (Certificaten Van Aandelen) unit	241,933	14,613,313
Gulfmark Offshore, Inc. Class A (a)	159,843	5,441,056
Halliburton Co.	315,805	8,965,704
McDermott International, Inc. (a)	220,903	2,460,859
National Oilwell Varco, Inc.	567,472	36,567,896
Oil States International, Inc. (a)	115,419	7,640,738
Schlumberger Ltd.	315,757	20,495,787
Schoeller-Bleckmann Oilfield Equipment AG	11,083	894,829
Superior Energy Services, Inc. (a)	109,786	2,220,971
Total Energy Services, Inc.	70,900	1,002,113
Weatherford International Ltd. (a)	437,195	5,521,773
		113,817,704
TOTAL ENERGY EQUIPMENT & SERVICES		166,423,329
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	86,555	1
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 73.1%
Coal & Consumable Fuels - 1.4%
Cloud Peak Energy, Inc. (a)	116,200	$ 1,964,942
Peabody Energy Corp.	393,119	9,639,278
		11,604,220
Integrated Oil & Gas - 40.6%
Chevron Corp.	1,412,978	149,069,180
Exxon Mobil Corp.	673,617	57,641,407
Hess Corp.	590,348	25,650,621
InterOil Corp. (a)(d)	21,800	1,519,460
Murphy Oil Corp.	158,132	7,952,458
Occidental Petroleum Corp.	740,702	63,530,011
Royal Dutch Shell PLC Class A sponsored ADR	277,300	18,698,339
Suncor Energy, Inc.	466,740	13,496,538
		337,558,014
Oil & Gas Exploration & Production - 23.6%
Anadarko Petroleum Corp.	202,612	13,412,914
Apache Corp.	180,514	15,865,375
Atlas Resource Partners LP	1,848	49,896
Bill Barrett Corp. (a)	35,600	762,552
BPZ Energy, Inc. (a)	344,287	871,046
C&C Energia Ltd. (a)	160,000	872,213
Cabot Oil & Gas Corp.	609,585	24,017,649
Carrizo Oil & Gas, Inc. (a)	33,900	796,989
Cobalt International Energy, Inc. (a)	186,100	4,373,350
Comstock Resources, Inc. (a)	352,634	5,790,250
Concho Resources, Inc. (a)	12,200	1,038,464
EOG Resources, Inc.	129,550	11,673,751
EQT Corp.	540,816	29,003,962
EV Energy Partners LP	80,981	4,086,301
EXCO Resources, Inc. (d)	281,600	2,137,344
Gran Tierra Energy, Inc. (Canada) (a)	1,021,728	4,997,746
Halcon Resources Corp. (f)	400,000	3,776,000
Harvest Natural Resources, Inc. (a)	173,869	1,486,580
Kodiak Oil & Gas Corp. (a)	103,200	847,272
Marathon Oil Corp.	318,694	8,149,006
Midstates Petroleum Co., Inc.	79,600	772,916
Noble Energy, Inc.	184,849	15,678,892
Painted Pony Petroleum Ltd. (a)(e)	5,500	39,706
Pioneer Natural Resources Co.	184,888	16,308,970
Plains Exploration & Production Co. (a)	153,766	5,409,488
Rosetta Resources, Inc. (a)	214,593	7,862,688
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
SM Energy Co.	182,018	$ 8,938,904
Southwestern Energy Co. (a)	211,100	6,740,423
TAG Oil Ltd. (a)	91,500	662,366
TAG Oil Ltd. (e)	14,800	107,137
		196,530,150
Oil & Gas Refining & Marketing - 5.4%
Calumet Specialty Products Partners LP	161,348	3,836,855
Marathon Petroleum Corp.	353,183	15,864,980
Tesoro Corp. (a)	724,854	18,092,356
Valero Energy Corp.	306,696	7,406,708
		45,200,899
Oil & Gas Storage & Transport - 2.1%
Atlas Energy LP	41,724	1,272,999
Atlas Pipeline Partners, LP	146,523	4,568,587
Cheniere Energy, Inc. (a)	166,000	2,446,840
Markwest Energy Partners LP	48,000	2,366,880
Tesoro Logistics LP	25,100	850,890
Williams Companies, Inc.	201,410	5,804,636
		17,310,832
TOTAL OIL, GAS & CONSUMABLE FUELS		608,204,115
TOTAL COMMON STOCKS (Cost $783,223,245)		782,676,902
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.17% (b)	55,410,754	55,410,754
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,806,400	2,806,400
TOTAL MONEY MARKET FUNDS (Cost $58,217,154)		58,217,154
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $841,440,399)		840,894,056
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(9,291,987)
NET ASSETS - 100%		$ 831,602,069
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,673,084 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,776,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 3,600,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,670
Fidelity Securities Lending Cash Central Fund	104,702
Total	$ 116,372
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 782,676,902	$ 776,809,497	$ 4,341,163	$ 1,526,242
Money Market Funds	58,217,154	58,217,154	-	-
Total Investments in Securities:	$ 840,894,056	$ 835,026,651	$ 4,341,163	$ 1,526,242
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $846,713,255. Net unrealized depreciation aggregated $5,819,199, of which $56,582,104 related to appreciated investment securities and $62,401,303 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

June 30, 2012

1.851899.105

FNCIP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CAPITAL MARKETS - 12.1%
Asset Management & Custody Banks - 9.3%
A.F.P. Provida SA sponsored ADR	69,076	$ 5,763,011
Affiliated Managers Group, Inc. (a)	49,199	5,384,831
Ameriprise Financial, Inc.	2,500	130,650
Apollo Global Management LLC Class A	1,448,544	17,961,946
Bank of New York Mellon Corp.	1,441,162	31,633,506
BlackRock, Inc. Class A	22,614	3,840,309
Cetip SA	618,683	7,731,612
Fortress Investment Group LLC	686,100	2,312,157
Franklin Resources, Inc.	200,700	22,275,693
Invesco Ltd.	5,651	127,713
Julius Baer Group Ltd.	2,640	95,292
Legg Mason, Inc.	7,538	198,777
Northern Trust Corp.	92,655	4,263,983
State Street Corp.	84,874	3,788,775
The Blackstone Group LP	1,604,412	20,969,665
		126,477,920
Diversified Capital Markets - 0.5%
Credit Suisse Group sponsored ADR	5,150	94,400
HFF, Inc. (a)	71,400	995,316
UBS AG (NY Shares)	490,400	5,742,584
		6,832,300
Investment Banking & Brokerage - 2.3%
Charles Schwab Corp.	7,700	99,561
E*TRADE Financial Corp. (a)	13,589	109,256
Evercore Partners, Inc. Class A	749,496	17,530,711
GFI Group, Inc.	3,404,821	12,121,163
Goldman Sachs Group, Inc.	1,466	140,531
Greenhill & Co., Inc.	6,300	224,595
Investment Technology Group, Inc. (a)	13,296	122,323
Lazard Ltd. Class A	4,517	117,397
Macquarie Group Ltd.	3,431	92,650
Monex Beans Holdings, Inc.	352	57,932
Morgan Stanley	3,967	57,879
Nomura Holdings, Inc. sponsored ADR (d)	30,400	112,176
		30,786,174
TOTAL CAPITAL MARKETS		164,096,394
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - 14.1%
Diversified Banks - 5.4%
Banco ABC Brasil SA	105,600	$ 502,106
Banco Bradesco SA (PN) sponsored ADR	5,600	83,272
Banco de Chile sponsored ADR	1,324	111,878
Banco Macro SA sponsored ADR (a)	5,000	64,800
Banco Pine SA	1,713	10,855
Banco Santander Chile sponsored ADR	1,400	108,486
Banco Santander SA (Spain) sponsored ADR (d)	19,400	127,264
Banco Santander SA (Brasil) ADR	167,550	1,298,513
BanColombia SA sponsored ADR	534,400	33,047,296
Bangkok Bank Public Co. Ltd. (For. Reg.)	248,900	1,637,008
Bank of Baroda	79,654	1,057,506
Bank of Montreal	100	5,526
Bank of the Philippine Islands (BPI)	166,280	295,838
Barclays PLC sponsored ADR	1,069,399	11,014,810
BBVA Banco Frances SA sponsored ADR (a)	21,200	70,596
BNP Paribas SA	2,900	111,328
China CITIC Bank Corp. Ltd. (H Shares)	275,000	142,152
Comerica, Inc.	121,567	3,733,323
CorpBanca SA sponsored ADR (d)	5,000	95,250
Credicorp Ltd. (NY Shares)	23,972	3,017,835
Credit Agricole SA	2,000	8,785
Development Credit Bank Ltd. (a)	301,865	234,530
Grupo Financiero Galicia SA sponsored ADR (a)(d)	16,500	76,725
Guaranty Trust Bank PLC GDR (Reg. S)	47,100	259,050
Hana Financial Group, Inc.	33,950	1,089,151
Hong Leong Bank Bhd	37,800	148,676
HSBC Holdings PLC sponsored ADR	3,300	145,629
ICICI Bank Ltd. sponsored ADR	4,367	141,534
Industrial & Commercial Bank of China Ltd. (H Shares)	50,000	28,029
Intesa Sanpaolo SpA	92,517	130,896
Itau Unibanco Banco Multiplo SA sponsored ADR	5,600	77,952
KB Financial Group, Inc.	34,720	1,138,199
KB Financial Group, Inc. ADR	22,011	719,540
Malayan Banking Bhd	343,965	947,543
National Australia Bank Ltd.	2,218	54,025
Nordea Bank AB	11,000	94,457
PT Bank Bukopin Tbk	71,819,000	4,872,116
PT Bank Central Asia Tbk	119,500	93,467
Raiffeisen International Bank-Holding AG (d)	11,700	381,264
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	9,200	99,544
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
Standard Chartered PLC (United Kingdom)	22,344	$ 484,493
Sumitomo Mitsui Financial Group, Inc.	18,900	624,360
Swedbank AB (A Shares)	7,500	117,746
The Jammu & Kashmir Bank Ltd.	64,545	1,160,383
The Toronto-Dominion Bank	1,700	133,048
U.S. Bancorp	4,400	141,504
UniCredit SpA (a)	5,520	20,817
United Overseas Bank Ltd.	8,000	118,796
Wells Fargo & Co.	105,761	3,536,648
Yes Bank Ltd.	20,479	126,162
		73,740,711
Regional Banks - 8.7%
Alerus Financial Corp.	4,700	129,344
BancFirst Corp.	100	4,191
Banco Daycoval SA (PN)	174,400	817,948
Bancorp New Jersey, Inc.	800	7,600
BancTrust Financial Group, Inc. (a)	274,450	820,606
Bank of Hawaii Corp.	3,000	137,850
Bank of the Ozarks, Inc.	100,100	3,011,008
Bar Harbor Bankshares	100	3,600
BB&T Corp.	8,301	256,086
BBCN Bancorp, Inc. (a)	78	850
Boston Private Financial Holdings, Inc.	19,400	173,242
Bridge Capital Holdings (a)	361,790	5,842,909
BS Financial Group, Inc.	697,680	7,827,498
Canadian Western Bank, Edmonton (d)	79,900	2,073,429
Cascade Bancorp (a)	7,575	44,920
CIT Group, Inc. (a)	108,900	3,881,196
Citizens & Northern Corp.	4,400	83,820
City Holding Co.	3,600	121,284
City National Corp.	2,900	140,882
CNB Financial Corp., Pennsylvania	6,800	110,908
CoBiz, Inc.	1,796,607	11,246,760
Cullen/Frost Bankers, Inc.	1,100	63,239
Fifth Third Bancorp	519,900	6,966,660
First Business Finance Services, Inc.	6,200	140,740
First Commonwealth Financial Corp.	239,178	1,609,668
First Community Bancshares, Inc.	100	1,443
First Interstate Bancsystem, Inc. (e)	912,188	12,989,557
First Midwest Bancorp, Inc., Delaware	12,300	135,054
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
First Niagara Financial Group, Inc.	100	$ 765
First Republic Bank (a)	40,388	1,357,037
FirstMerit Corp.	8,500	140,420
FNB Corp., Pennsylvania	11,973	130,147
Fulton Financial Corp.	100	999
Glacier Bancorp, Inc.	9,850	152,577
Hawthorn Bancshares, Inc.	108	990
Huntington Bancshares, Inc.	1,041,310	6,664,384
KeyCorp	13,200	102,168
Lakeland Bancorp, Inc.	172	1,809
M&T Bank Corp.	200	16,514
NBT Bancorp, Inc.	1,500	32,385
Northrim Bancorp, Inc.	19,554	420,215
Pacific Continental Corp.	278,672	2,471,821
PNC Financial Services Group, Inc.	344,437	21,048,545
PrivateBancorp, Inc.	9,500	140,220
PT Bank Tabungan Negara Tbk	16,581,500	2,301,984
Regions Financial Corp.	23,129	156,121
Sandy Spring Bancorp, Inc.	1,300	23,400
Savannah Bancorp, Inc. (a)	133,760	648,736
SCBT Financial Corp.	7,760	273,540
SunTrust Banks, Inc.	59,053	1,430,854
Susquehanna Bancshares, Inc.	498,555	5,135,117
SVB Financial Group (a)	2,228	130,828
Synovus Financial Corp. (d)	256,791	508,446
TCF Financial Corp.	12,835	147,346
Texas Capital Bancshares, Inc. (a)	25,100	1,013,789
The Fauquier Bank	117	1,521
UMB Financial Corp.	33,200	1,700,836
Umpqua Holdings Corp.	1,000	13,160
Valley National Bancorp	46,717	495,196
Virginia Commerce Bancorp, Inc. (a)	32,200	271,446
Washington Trust Bancorp, Inc.	87,373	2,130,154
Webster Financial Corp.	214,390	4,643,687
Westamerica Bancorp.	500	23,595
Western Alliance Bancorp. (a)	539,330	5,048,129
Zions Bancorporation	716	13,905
		117,435,078
TOTAL COMMERCIAL BANKS		191,175,789
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	8,400	$ 122,039
CONSUMER FINANCE - 2.1%
Consumer Finance - 2.1%
American Express Co.	2,352	136,910
Capital One Financial Corp.	125,682	6,869,778
DFC Global Corp. (a)	100	1,843
Discover Financial Services	19,776	683,854
EZCORP, Inc. (non-vtg.) Class A (a)	212,448	4,984,030
First Cash Financial Services, Inc. (a)	48,336	1,941,657
Green Dot Corp. Class A (a)(d)	91,511	2,024,223
International Personal Finance PLC	2,197	8,227
Nelnet, Inc. Class A	5,400	124,200
Netspend Holdings, Inc. (a)	12,046	110,703
PT Clipan Finance Indonesia Tbk	2,956,000	128,686
Regional Management Corp.	139,479	2,294,430
SLM Corp.	596,622	9,372,932
		28,681,473
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	3,548	118,361
DIVERSIFIED FINANCIAL SERVICES - 11.2%
Other Diversified Financial Services - 3.2%
Bank of America Corp.	417,738	3,417,097
Citigroup, Inc.	1,235,211	33,857,134
JPMorgan Chase & Co.	188,644	6,740,250
		44,014,481
Specialized Finance - 8.0%
BM&F Bovespa SA	20,300	103,597
CBOE Holdings, Inc.	770,267	21,320,991
CME Group, Inc.	100,500	26,945,055
IntercontinentalExchange, Inc. (a)	44,625	6,068,108
MarketAxess Holdings, Inc.	11,600	309,024
Moody's Corp.	67,183	2,455,539
NewStar Financial, Inc. (a)	100	1,296
NYSE Euronext	4,300	109,994
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - continued
PHH Corp. (a)(d)	1,139,853	$ 19,924,630
The NASDAQ Stock Market, Inc.	1,401,413	31,770,033
		109,008,267
TOTAL DIVERSIFIED FINANCIAL SERVICES		153,022,748
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	11,200	154,280
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	2,436	105,942
MGM Mirage, Inc. (a)	10,041	112,058
Wynn Resorts Ltd.	1,129	117,100
		335,100
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	2,551	135,305
TOTAL HOTELS, RESTAURANTS & LEISURE		470,405
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	4,800	156,816
PulteGroup, Inc. (a)	16,100	172,270
		329,086
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co.	300	6,252
Keppel Corp. Ltd.	13,000	106,503
		112,755
INSURANCE - 13.8%
Insurance Brokers - 0.4%
Aon PLC	2,900	135,662
Brasil Insurance Participacoes e Administracao SA	177,300	1,575,706
Marsh & McLennan Companies, Inc.	98,400	3,171,432
National Financial Partners Corp. (a)	9,200	123,280
		5,006,080
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - 4.3%
AFLAC, Inc.	3,145	$ 133,946
Citizens, Inc. Class A (a)	17,300	168,675
CNO Financial Group, Inc.	18,400	143,520
Delta Lloyd NV	8,500	117,679
FBL Financial Group, Inc. Class A	3,800	106,438
Lincoln National Corp.	196,600	4,299,642
MetLife, Inc.	229,034	7,065,699
Phoenix Companies, Inc. (a)	46,700	86,395
Ping An Insurance Group Co. China Ltd. (H Shares)	33,000	266,833
Prudential Financial, Inc.	952,575	46,133,207
Resolution Ltd.	24,800	76,089
StanCorp Financial Group, Inc.	2,800	104,048
Symetra Financial Corp.	8,700	109,794
Torchmark Corp.	2,700	136,485
Unum Group	5,900	112,867
		59,061,317
Multi-Line Insurance - 1.3%
American International Group, Inc. (a)	196,600	6,308,894
Assurant, Inc.	120,702	4,205,258
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,100	831,543
Genworth Financial, Inc. Class A (a)	635,764	3,598,424
Hartford Financial Services Group, Inc.	56,000	987,280
Loews Corp.	30,000	1,227,300
Porto Seguro SA	18,700	159,301
		17,318,000
Property & Casualty Insurance - 5.1%
ACE Ltd.	664,731	49,276,509
Allied World Assurance Co. Holdings Ltd.	19,900	1,581,453
Allstate Corp.	97,725	3,429,170
Assured Guaranty Ltd.	8,100	114,210
Axis Capital Holdings Ltd.	120,000	3,906,000
Berkshire Hathaway, Inc. Class B (a)	1,528	127,328
Erie Indemnity Co. Class A	1,300	93,093
Fidelity National Financial, Inc. Class A	7,954	153,194
First American Financial Corp.	131,183	2,224,864
RLI Corp.	200	13,640
The Travelers Companies, Inc.	700	44,688
W.R. Berkley Corp.	39,400	1,533,448
XL Group PLC Class A	301,104	6,335,228
		68,832,825
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 2.7%
Arch Capital Group Ltd. (a)	125,107	$ 4,965,497
Everest Re Group Ltd.	65,700	6,799,293
Montpelier Re Holdings Ltd.	6,100	129,869
Platinum Underwriters Holdings Ltd.	83,096	3,165,958
RenaissanceRe Holdings Ltd.	103,200	7,844,232
Swiss Re Ltd.	129,293	8,111,888
Validus Holdings Ltd.	187,426	6,003,255
		37,019,992
TOTAL INSURANCE		187,238,214
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	3,918	164,595
IT SERVICES - 9.0%
Data Processing & Outsourced Services - 9.0%
Alliance Data Systems Corp. (a)	1,100	148,500
Cielo SA	4,680	137,662
Fidelity National Information Services, Inc.	5,691	193,949
Fiserv, Inc. (a)	3,087	222,943
Global Cash Access Holdings, Inc. (a)	150,500	1,085,105
Jack Henry & Associates, Inc.	471,710	16,283,429
Lender Processing Services, Inc.	600	15,168
MoneyGram International, Inc. (a)	6,000	87,600
Redecard SA	3,198,460	52,312,378
The Western Union Co.	1,372,439	23,111,873
Total System Services, Inc.	1,013,982	24,264,589
VeriFone Systems, Inc. (a)	125,132	4,140,618
Visa, Inc. Class A	1,340	165,664
		122,169,478
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	1,900	114,171
Cognizant Technology Solutions Corp. Class A (a)	2,023	121,380
		235,551
TOTAL IT SERVICES		122,405,029
Common Stocks - continued
	Shares	Value
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	7,002	$ 697,469
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	2,900	130,500
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Dun & Bradstreet Corp.	200	14,234
Equifax, Inc.	3,150	146,790
IHS, Inc. Class A (a)	1,398	150,607
		311,631
REAL ESTATE INVESTMENT TRUSTS - 29.6%
Diversified REITs - 0.1%
American Assets Trust, Inc.	59,200	1,435,600
Vornado Realty Trust	1,400	117,572
		1,553,172
Industrial REITs - 0.9%
DCT Industrial Trust, Inc.	468,700	2,952,810
First Potomac Realty Trust	9,000	105,930
Prologis, Inc.	272,044	9,040,022
Stag Industrial, Inc.	9,800	142,884
		12,241,646
Mortgage REITs - 1.7%
American Capital Agency Corp.	297,202	9,988,959
American Capital Mortgage Investment Corp.	15,500	370,140
Invesco Mortgage Capital, Inc.	480,100	8,805,034
Pennymac Mortgage Investment Trust	5,900	116,407
Two Harbors Investment Corp.	350,000	3,626,000
		22,906,540
Office REITs - 4.9%
Boston Properties, Inc.	211,100	22,876,907
Corporate Office Properties Trust (SBI)	3,400	79,934
Douglas Emmett, Inc.	679,961	15,707,099
Highwoods Properties, Inc. (SBI)	169,542	5,705,088
Kilroy Realty Corp.	44,200	2,139,722
Lexington Corporate Properties Trust (d)	2,067,288	17,509,929
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Office REITs - continued
MPG Office Trust, Inc. (a)(d)	45,800	$ 92,058
SL Green Realty Corp.	23,200	1,861,568
		65,972,305
Residential REITs - 4.8%
American Campus Communities, Inc.	193,900	8,721,622
Apartment Investment & Management Co. Class A	138,349	3,739,573
AvalonBay Communities, Inc.	1,000	141,480
BRE Properties, Inc.	4,100	205,082
Camden Property Trust (SBI)	169,950	11,500,517
Campus Crest Communities, Inc.	10,000	103,900
Colonial Properties Trust (SBI)	446,100	9,876,654
Equity Lifestyle Properties, Inc.	84,293	5,813,688
Equity Residential (SBI)	164,962	10,287,030
Essex Property Trust, Inc.	2,200	338,624
Home Properties, Inc.	42,100	2,583,256
Post Properties, Inc.	174,100	8,522,195
UDR, Inc.	150,268	3,882,925
		65,716,546
Retail REITs - 1.4%
Federal Realty Investment Trust (SBI)	27,357	2,847,590
Glimcher Realty Trust	3,600	36,792
Kimco Realty Corp.	5,800	110,374
Realty Income Corp.	120,357	5,027,312
Simon Property Group, Inc.	67,701	10,538,338
Urstadt Biddle Properties, Inc. Class A	11,700	231,309
		18,791,715
Specialized REITs - 15.8%
American Tower Corp.	2,200	153,802
Big Yellow Group PLC (e)	9,448,039	42,911,434
CubeSmart	10,300	120,201
DiamondRock Hospitality Co.	387,100	3,948,420
HCP, Inc.	1,256,011	55,452,876
Health Care REIT, Inc.	824,000	48,039,200
Host Hotels & Resorts, Inc.	208,000	3,290,560
National Health Investors, Inc.	75,234	3,830,915
Plum Creek Timber Co., Inc.	7,200	285,840
Potlatch Corp.	18,400	587,696
Public Storage	28,005	4,044,202
Rayonier, Inc.	180,400	8,099,960
Strategic Hotel & Resorts, Inc. (a)	2,004,641	12,949,981
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Specialized REITs - continued
Sunstone Hotel Investors, Inc. (a)	214,800	$ 2,360,652
Ventas, Inc.	373,309	23,563,264
Weyerhaeuser Co.	251,900	5,632,484
		215,271,487
TOTAL REAL ESTATE INVESTMENT TRUSTS		402,453,411
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Diversified Real Estate Activities - 0.7%
Tejon Ranch Co. (a)	78,800	2,255,256
The St. Joe Co. (a)(d)	474,927	7,508,596
		9,763,852
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	66,000	245,924
Real Estate Operating Companies - 0.2%
BR Malls Participacoes SA	6,000	68,708
Castellum AB	8,316	100,382
Forest City Enterprises, Inc. Class A (a)	98,800	1,442,480
Thomas Properties Group, Inc.	19,600	106,624
		1,718,194
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	77,620	1,269,863
Jones Lang LaSalle, Inc.	1,696	119,348
Kennedy-Wilson Holdings, Inc.	20,400	285,804
		1,675,015
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		13,402,985
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	300	3,675
Fair Isaac Corp.	800	33,824
		37,499
SPECIALTY RETAIL - 1.0%
Computer & Electronics Retail - 1.0%
Rent-A-Center, Inc.	394,817	13,321,126
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 0.0%
Home Depot, Inc.	3,786	$ 200,620
TOTAL SPECIALTY RETAIL		13,521,746
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	5,000	117,900
Brookline Bancorp, Inc., Delaware	6,700	59,295
Cape Bancorp, Inc. (a)	11,000	91,410
Cheviot Financial Corp.	75,703	648,018
Fannie Mae (a)	85	22
Flushing Financial Corp.	100	1,363
Hudson City Bancorp, Inc.	7,300	46,501
Meridian Interstate Bancorp, Inc. (a)	634	8,825
New York Community Bancorp, Inc.	100	1,253
Ocwen Financial Corp. (a)	100	1,878
People's United Financial, Inc.	9,062	105,210
ViewPoint Financial Group	100	1,564
Washington Mutual, Inc. (a)	121,628	1
Washington Mutual, Inc. (a)	155,200	2
WMI Holdings Corp. (a)	9,273	4,637
		1,087,879
TOTAL COMMON STOCKS (Cost $1,262,386,549)		1,279,734,288
Investment Companies - 0.3%

Ares Capital Corp. (Cost $4,078,669)	245,800	3,922,968
Money Market Funds - 13.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	157,514,709	$ 157,514,709
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	23,721,347	23,721,347
TOTAL MONEY MARKET FUNDS (Cost $181,236,056)		181,236,056
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,447,701,274)		1,464,893,312
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(104,257,921)
NET ASSETS - 100%		$ 1,360,635,391
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,498
Fidelity Securities Lending Cash Central Fund	183,787
Total	$ 250,285
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big Yellow Group PLC	$ -	$ 42,750,209	$ -	$ 783,666	$ 42,911,434
First Interstate Bancsystem, Inc.	5,766,500	5,333,675	349,181	296,379	12,989,557
Total	$ 5,766,500	$ 48,083,884	$ 349,181	$ 1,080,045	$ 55,900,991
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,279,734,288	$ 1,255,234,172	$ 24,500,113	$ 3
Investment Companies	3,922,968	3,922,968	-	-
Money Market Funds	181,236,056	181,236,056	-	-
Total Investments in Securities:	$ 1,464,893,312	$ 1,440,393,196	$ 24,500,113	$ 3
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,463,314,280. Net unrealized appreciation aggregated $1,579,032, of which $65,885,174 related to appreciated investment securities and $64,306,142 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

June 30, 2012

1.816012.108

FR1-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 88.8%
	Principal Amount	Value
Aerospace - 1.4%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (e)	$ 4,301,819	$ 4,162,010
Sequa Corp. term loan 3.72% 12/3/14 (e)	7,404,953	7,256,854
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (e)	8,407,750	8,407,750
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	496,860	496,860
		20,323,474
Air Transportation - 2.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	5,813,041	5,820,308
Northwest Airlines Corp.:
Tranche A, term loan 2.22% 12/31/18 (e)	2,796,837	2,643,011
Tranche B, term loan 3.97% 12/22/13 (e)	1,150,088	1,147,213
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	2,854,438	2,768,805
US Airways Group, Inc. term loan 2.7453% 3/23/14 (e)	19,543,985	18,566,786
		30,946,123
Automotive - 1.9%
AM General LLC:
Credit-Linked Deposit 3.2453% 9/30/12 (e)	75,331	70,434
Tranche B, term loan 3.2193% 9/30/13 (e)	1,124,334	1,051,252
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	11,663,269	11,750,743
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (e)	4,321,132	4,326,533
Federal-Mogul Corp.:
Tranche B, term loan 2.1776% 12/27/14 (e)	7,721,636	7,335,554
Tranche C, term loan 2.1776% 12/27/15 (e)	3,939,448	3,742,475
		28,276,991
Banks & Thrifts - 0.3%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (e)	4,859,745	4,871,894
Broadcasting - 4.5%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (e)	4,521,365	4,487,455
Barrington Broadcasting Co., LLC Tranche B, term loan 7.5% 6/14/17 (e)	2,874,528	2,896,087
Clear Channel Capital I LLC Tranche B, term loan 3.8888% 1/29/16 (e)	7,838,131	6,270,505
Clear Channel Communications, Inc. Tranche A, term loan 3.6452% 7/30/14 (e)	8,382,803	7,649,307
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	4,465,184	4,442,858
Floating Rate Loans (g) - continued
	Principal Amount	Value
Broadcasting - continued
Univision Communications, Inc. term loan 4.4953% 3/31/17 (e)	$ 33,546,258	$ 31,533,483
VNU, Inc. Tranche C, term loan 3.4908% 5/1/16 (e)	8,297,338	8,245,480
		65,525,175
Building Materials - 0.8%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	2,032,789	2,020,186
Goodman Global Group, Inc. Tranche 2 LN, term loan 9% 10/28/17 (e)	582,091	592,278
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (e)	9,465,000	9,535,988
		12,148,452
Cable TV - 2.5%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (e)	11,885,213	11,647,508
CSC Holdings, Inc. Tranche B3, term loan 3.2453% 3/29/16 (e)	8,145,171	8,043,357
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	4,167,000	4,130,539
Liberty Cablevision of Puerto Rico LTC term loan 2.2418% 6/15/14 (e)	1,176,558	1,153,026
UPC Broadband Holding BV:
Tranche T, term loan 3.7388% 12/31/16 (e)	355,921	352,362
Tranche X, term loan 3.7388% 12/31/17 (e)	5,113,627	4,966,611
WideOpenWest Finance LLC:
Tranche A, term loan 6.7414% 6/28/14 (e)	511,356	506,243
Tranche B 1LN, term loan 2.7504% 6/27/14 (e)	2,905,279	2,883,490
Zayo Group LLC Tranche B, term loan 7.125% 6/14/19 (e)	3,000,000	3,011,250
		36,694,386
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 6.5449% 6/30/18 (e)	4,198,463	4,219,455
Kinetek Industries, Inc. Tranche B 1LN, term loan 2.7453% 11/10/13 (e)	640,476	635,673
		4,855,128
Chemicals - 2.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	6,042,864	6,095,739
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	7,945,000	7,885,413
Floating Rate Loans (g) - continued
	Principal Amount	Value
Chemicals - continued
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (e)	$ 11,290,150	$ 11,064,347
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (e)	8,393,963	8,456,917
		33,502,416
Consumer Products - 2.2%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	5,772,063	5,757,633
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.5% 10/26/14 (e)	3,860,000	3,416,100
Tranche B 1LN, term loan 2.25% 4/26/14 (e)	5,150,741	4,790,189
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	3,704,286	3,695,025
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (e)	4,655,540	4,626,442
Reynolds Consumer Products Holdings, Inc. Tranche C, term loan 6.5% 8/9/18 (e)	9,282,070	9,328,480
		31,613,869
Containers - 1.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	4,010,172	4,010,172
Tranche 2LN, term loan 10% 9/2/16 (e)	3,528,000	3,528,000
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (e)	1,142,891	1,134,320
Consolidated Container Co. Tranche B, term loan 5.75% 6/28/19 (e)	4,305,000	4,272,713
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (e)	2,120,000	2,125,300
		15,070,505
Diversified Financial Services - 1.6%
AlixPartners LLP Tranche 2LN, term loan 10.75% 11/15/19 (e)	3,000,000	2,928,750
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (e)	4,075,000	4,090,485
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	2,000,000	2,007,600
HarbourVest Partners LLC Tranche B, term loan 6.25% 12/17/16 (e)	9,403,235	9,356,219
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (e)	4,987,500	4,944,109
		23,327,163
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.72% 5/31/14 (e)	12,003,239	9,242,494
Floating Rate Loans (g) - continued
	Principal Amount	Value
Electric Utilities - 5.3%
Bicent Power LLC Tranche 2LN, term loan 12/31/14 (c)	$ 4,535,815	$ 22,679
Dynegy, Inc. (Gas) Tranche B, term loan 9.25% 8/5/16 (e)	10,036,860	10,388,150
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (e)	2,000,000	1,995,000
Tranche B 1LN, term loan 6.5% 12/21/18 (e)	2,000,000	1,995,000
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.7197% 12/15/14 (e)	15,224,279	14,805,611
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7408% 10/10/14 (e)	47,857,894	30,090,651
4.7408% 10/10/17 (e)	30,429,000	18,143,291
		77,440,382
Energy - 6.3%
Alon USA, Inc. term loan 2.4952% 8/4/13 (e)	6,336,279	6,082,828
ATP Oil & Gas Corp. Tranche B, term loan 8.75% 1/15/15 (e)	2,069,600	1,981,642
CCS, Inc. Tranche B, term loan 3.2453% 11/14/14 (e)	11,850,115	11,405,736
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (e)	17,000,000	16,808,750
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	21,780,000	21,344,400
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (e)	9,890,000	9,988,900
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (e)	3,006,806	2,743,710
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	10,000,000	9,850,000
Race Point Power Tranche B, term loan 7.7506% 1/11/18 (e)	7,081,040	6,904,014
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	5,497,850	5,497,850
		92,607,830
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.25% 3/30/14 (e)	113,427	97,547
Food & Drug Retail - 2.2%
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	4,000,000	3,990,000
Floating Rate Loans (g) - continued
	Principal Amount	Value
Food & Drug Retail - continued
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	$ 2,398,000	$ 2,380,015
Rite Aid Corp. Tranche ABL, term loan 2% 6/4/14 (e)	8,351,225	8,121,567
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (e)	5,317,673	5,264,496
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	13,140,323	12,910,368
		32,666,446
Gaming - 4.6%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	4,214,438	4,203,901
Fantasy Springs Resort Casino term loan 8/6/12 (c)	4,939,402	3,852,733
Green Valley Ranch Gaming LLC term loan:
6.25% 6/17/16 (e)	3,750,101	3,721,976
10% 6/17/17 (e)	1,973,000	1,958,203
Gun Lake Tribal Gaming Authority term loan 12% 7/20/15 (e)	12,922,000	13,632,710
Harrah's Entertainment, Inc.:
Tranche B-6, term loan 5.4952% 1/28/18 (e)	6,926,682	6,130,114
Tranche B4, term loan 9.5% 10/31/16 (e)	5,733,895	5,791,234
Kerzner International Ltd.:
term loan 10.5% 9/1/13 (e)	15,979,589	14,861,018
Tranche DD, term loan 10.5% 9/1/13 (e)	8,528,031	7,931,069
Station Casinos LLC Tranche B1, term loan 3.2453% 6/16/18 (e)	2,066,795	1,942,788
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	3,305,000	3,255,425
		67,281,171
Healthcare - 7.1%
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/18/19 (e)	7,945,000	7,885,413
Community Health Systems, Inc. term loan 3.9667% 1/25/17 (e)	18,326,399	17,868,239
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	6,207,319	5,850,398
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	7,790,371	7,722,205
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (e)	4,401,335	4,357,322
HCA, Inc. Tranche B2, term loan 3.7106% 3/31/17 (e)	31,206,869	30,389,249
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	5,655,218	5,485,561
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	4,451,891	4,451,891
Floating Rate Loans (g) - continued
	Principal Amount	Value
Healthcare - continued
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	$ 4,476,615	$ 4,398,275
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 6% 6/29/18 (e)	3,590,000	3,581,025
Tranche 2LN, term loan 9% 6/29/19 (e)	3,590,000	3,594,488
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (e)	2,971,333	2,941,620
United Surgical Partners International, Inc. term loan 6% 4/3/19 (e)	4,987,500	4,900,219
		103,425,905
Homebuilders/Real Estate - 0.9%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.4938% 11/9/16 (e)	597,323	592,843
CB Richard Ellis Services, Inc. Tranche C, term loan 3.4953% 3/4/18 (e)	2,907,018	2,877,948
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (e)	1,146,014	1,071,523
Credit-Linked Deposit 4.4913% 10/10/16 (e)	123,323	116,540
term loan 4.4908% 10/10/16 (e)	1,576,056	1,489,372
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (e)	6,384,998	6,384,998
		12,533,224
Hotels - 0.1%
Kerzner International Holdings Ltd. term loan 10.5% 9/1/13 (e)	1,793,771	1,793,771
Insurance - 3.9%
AmWINS Group, Inc. Tranche 2LN, term loan 9.25% 12/6/19 (e)	5,135,000	5,045,138
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (e)	21,408,625	21,329,413
Tranche 2nd LN, term loan 9% 5/24/19 (e)	21,428,000	21,856,560
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (e)	5,130,000	5,360,850
USI Holdings Corp. Tranche B, term loan 2.75% 5/4/14 (e)	3,388,654	3,346,295
		56,938,256
Leisure - 2.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.5% 4/22/16 (e)	12,224,044	12,193,484
Cannery Casino Resorts LLC:
term loan 4.4953% 5/18/13 (e)	2,575,916	2,537,278
Tranche B, term loan 4.4953% 5/18/13 (e)	2,958,910	2,914,526
Floating Rate Loans (g) - continued
	Principal Amount	Value
Leisure - continued
Formula One Holdings Tranche B, term loan 5.75% 4/28/17 (e)	$ 6,658,313	$ 6,649,990
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	3,847,214	3,823,362
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (e)	10,957,518	11,012,306
		39,130,946
Metals/Mining - 1.7%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	14,305,000	14,018,900
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	2,867,750	2,846,242
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,794,725	1,785,751
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (e)	6,384,243	6,264,539
		24,915,432
Publishing/Printing - 1.2%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (e)	2,235,000	2,218,238
Newsday LLC term loan:
6.7167% 8/1/13 (e)	2,416,000	2,409,960
10.5% 8/1/13	1,812,000	1,839,180
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	2,776,438	2,713,968
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (e)	5,459,335	5,049,885
Tribune Co. Tranche X, term loan 3/17/09 (c)	4,866,238	3,163,055
		17,394,286
Restaurants - 1.8%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	5,474,987	5,447,612
Dunkin Brands, Inc. Tranche B2, term loan 4.0034% 11/23/17 (e)	2,764,657	2,723,187
Focus Brands, Inc. Tranche B 1LN, term loan 6.2657% 2/21/18 (e)	1,701,651	1,697,397
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (e)	10,473,750	10,473,750
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (e)	5,827,395	5,812,827
		26,154,773
Floating Rate Loans (g) - continued
	Principal Amount	Value
Services - 2.9%
ARAMARK Corp.:
Credit-Linked Deposit 3.4958% 7/26/16 (e)	$ 197,573	$ 194,857
Tranche B, term loan 3.4953% 7/26/16 (e)	3,008,972	2,967,598
Bakercorp International, Inc. term loan 4.75% 6/1/18 (e)	5,867,296	5,837,959
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (e)	2,700,000	2,700,000
Central Parking Corp.:
Credit-Linked Deposit 2.5% 5/22/14 (e)	1,955,777	1,916,661
Tranche 2LN, term loan 5% 11/22/14 (e)	1,178,000	1,124,990
Tranche B 1LN, term loan 2.75% 5/22/14 (e)	2,621,119	2,568,696
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	4,857,542	4,869,686
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	5,746,297	5,588,274
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	1,834,441	1,816,097
SymphonyIRI Group, Inc. Tranche B, term loan 5.0025% 12/1/17 (e)	4,410,848	4,366,740
U.S. Foodservice Tranche B, term loan 2.75% 7/3/14 (e)	8,577,216	8,298,457
		42,250,015
Shipping - 0.3%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (e)	3,855,033	3,869,682
Specialty Retailing - 0.9%
Claire's Stores, Inc. term loan 3.0616% 5/29/14 (e)	6,204,391	5,909,682
Dave & Buster's Holdings, Inc. Tranche B, term loan 5.5% 6/1/16 (e)	2,907,106	2,899,838
Michaels Stores, Inc. Tranche B2, term loan 5% 7/31/16 (e)	4,159,030	4,153,831
		12,963,351
Steel - 0.1%
Tube City IMS Corp. Tranche B, term loan 5.75% 3/20/19 (e)	2,250,000	2,250,000
Super Retail - 3.6%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (e)	4,217,870	4,233,687
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (e)	4,007,569	4,007,569
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 5.25% 9/30/18 (e)	14,613,283	14,613,283
Floating Rate Loans (g) - continued
	Principal Amount	Value
Super Retail - continued
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (e)	$ 4,396,767	$ 4,374,783
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	6,675,500	6,625,434
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	12,302,511	11,933,436
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (e)	5,769,141	5,437,415
Tranche B2, term loan 5.25% 5/25/18 (e)	1,296,673	1,173,489
		52,399,096
Technology - 12.5%
Avaya, Inc.:
term loan 3.2169% 10/27/14 (e)	8,605,867	8,111,030
Tranche B 3LN, term loan 4.9669% 10/26/17 (e)	12,292,993	10,879,299
Ceridian Corp. term loan 3.195% 11/8/14 (e)	6,580,886	6,317,650
First Data Corp.:
term loan 4.2453% 3/24/18 (e)	13,497,000	12,417,240
Tranche D, term loan 5.2452% 3/24/17 (e)	36,896,917	35,144,303
Freescale Semiconductor, Inc. term loan 4.4888% 12/1/16 (e)	19,907,247	18,911,885
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (e)	7,211,784	7,103,607
Kronos, Inc.:
Tranche 1LN, term loan 6.25% 12/21/17 (e)	2,424,815	2,415,722
Tranche B 1LN, term loan 5.2106% 6/11/17 (e)	5,273,163	5,273,163
Tranche B 2LN, term loan 10.4606% 6/11/18 (e)	19,585,000	19,585,000
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (e)	8,250,000	8,291,250
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	1,182,563	1,099,784
NDS Group PLC Tranche B, term loan 3.75% 3/10/18 (e)	5,991,287	5,961,331
NXP BV:
term loan 4.5% 3/4/17 (e)	16,115,858	15,914,410
Tranche A 2LN, term loan 5.5% 3/4/17 (e)	6,007,428	6,022,447
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	3,588,541	3,570,598
Serena Software, Inc. term loan 4.2408% 3/10/16 (e)	4,183,667	4,079,075
Sunquest Information Systems, Inc.:
Tranche 1 LN, term loan 6.25% 12/16/16 (e)	2,547,832	2,547,832
Floating Rate Loans (g) - continued
	Principal Amount	Value
Technology - continued
Sunquest Information Systems, Inc.: - continued
Tranche 2 LN, term loan 9.75% 6/16/17 (e)	$ 5,419,000	$ 5,527,380
TriZetto Group, Inc. Tranche B, term loan 4.75% 5/2/18 (e)	4,784,834	4,641,289
		183,814,295
Telecommunications - 9.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	10,031,590	9,869,078
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4% 3/31/17 (e)	3,510,000	3,264,300
Tranche D, term loan 4% 3/31/15 (e)	34,438,090	33,060,566
DigitalGlobe, Inc. Tranche B, term loan 5.75% 10/12/18 (e)	2,360,008	2,324,608
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	21,657,635	19,004,575
Genesys SA Tranche B, term loan 6.75% 1/31/19 (e)	4,030,898	4,030,898
Intelsat Jackson Holdings SA:
term loan 3.2408% 2/1/14 (e)	30,992,189	30,062,424
Tranche B, term loan 5.25% 4/2/18 (e)	5,603,730	5,603,730
Level 3 Financing, Inc. term loan 2.6535% 3/13/14 (e)	8,376,000	8,229,420
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (e)	3,105,779	3,035,899
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (e)	4,045,000	4,004,550
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	1,245,500	1,221,412
term loan 6.875% 8/11/15	11,931,788	11,759,440
		135,470,900
TOTAL FLOATING RATE LOANS (Cost $1,291,646,537)		1,301,795,378
Nonconvertible Bonds - 5.1%

Banks & Thrifts - 0.7%
Ally Financial, Inc. 3.6669% 2/11/14 (e)	7,082,000	6,940,360
GMAC LLC 2.6669% 12/1/14 (e)	3,582,000	3,402,900
		10,343,260
Diversified Financial Services - 0.3%
MU Finance PLC 8.375% 2/1/17 (d)	4,128,000	4,473,514
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20	$ 1,985,000	$ 2,133,875
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15	2,579,000	1,186,340
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,878,000	2,770,075
		3,956,415
Gaming - 0.8%
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)	8,441,000	6,752,800
Harrah's Operating Co., Inc. 11.25% 6/1/17	4,274,000	4,637,290
		11,390,090
Homebuilders/Real Estate - 0.2%
Realogy Corp. 7.625% 1/15/20 (d)	2,607,000	2,704,763
Insurance - 0.1%
USI Holdings Corp. 4.3419% 11/15/14 (d)(e)	1,843,000	1,709,383
Paper - 0.2%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (d)	3,232,000	2,456,320
Publishing/Printing - 0.2%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	2,917,000	2,275,260
Restaurants - 0.1%
Dave & Buster's, Inc. 11% 6/1/18	1,021,000	1,112,890
Services - 0.2%
ARAMARK Corp. 3.9659% 2/1/15 (e)	3,688,000	3,660,340
Technology - 1.2%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	6,534,833	5,293,215
Freescale Semiconductor, Inc. 4.3429% 12/15/14 (e)	11,433,000	11,261,505
Spansion LLC 7.875% 11/15/17	1,314,000	1,274,580
		17,829,300
Telecommunications - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	6,159,000	5,604,690
Clearwire Escrow Corp. 12% 12/1/15 (d)	6,041,000	5,467,105
		11,071,795
TOTAL NONCONVERTIBLE BONDS (Cost $75,279,087)		75,117,205
Common Stocks - 2.2%
	Shares	Value
Chemicals - 2.0%
LyondellBasell Industries NV Class A	733,388	$ 29,533,535
Hotels - 0.2%
Kerzner International Holdings Ltd.:
warrants 4/27/22 (a)(f)	108,836	1
warrants 4/27/22 (a)(f)	111,801	1
warrants 4/27/22 (a)(f)	88,302	1
Class A (f)	3,314,545	3,198,536
		3,198,539
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	51,778	318,435
TOTAL COMMON STOCKS (Cost $11,287,173)		33,050,509
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $29)	2,903,495	29
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.17% (b) (Cost $22,859,358)	22,859,358	22,859,358
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,401,072,184)		1,432,822,479
NET OTHER ASSETS (LIABILITIES) - 2.3%		33,411,211
NET ASSETS - 100%		$ 1,466,233,690
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,938,650 or 2.2% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,198,539 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Kerzner International Holdings Ltd. warrants 4/27/22	4/27/12	$ -
Kerzner International Holdings Ltd. Class A	4/27/12	$ 1,195,848

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,291
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,198,539	$ -	$ -	$ 3,198,539
Materials	29,533,535	29,533,535	-	-
Telecommunication Services	318,435	318,435	-	-
Floating Rate Loans	1,301,795,378	-	1,300,001,607	1,793,771
Corporate Bonds	75,117,205	-	75,117,205	-
Other	29	-	-	29
Money Market Funds	22,859,358	22,859,358	-	-
Total Investments in Securities:	$ 1,432,822,479	$ 52,711,328	$ 1,375,118,812	$ 4,992,339
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,350,348,777. Net unrealized appreciation aggregated $82,473,702, of which $105,233,014 related to appreciated investment securities and $22,759,312 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

June 30, 2012

1.851900.105

HCCIP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
BIOTECHNOLOGY - 24.9%
Biotechnology - 24.9%
Achillion Pharmaceuticals, Inc. (a)(d)	443,400	$ 2,749,080
Acorda Therapeutics, Inc. (a)	210,119	4,950,404
Alexion Pharmaceuticals, Inc. (a)	44,851	4,453,704
AMAG Pharmaceuticals, Inc. (a)	69,600	1,071,840
Amgen, Inc.	808,393	59,045,025
Anthera Pharmaceuticals, Inc. (a)	27,000	18,260
ARIAD Pharmaceuticals, Inc. (a)	183,300	3,154,593
AVEO Pharmaceuticals, Inc. (a)(d)	235,893	2,868,459
Biogen Idec, Inc. (a)	156,655	22,617,849
BioMarin Pharmaceutical, Inc. (a)	491,369	19,448,385
Biovitrum AB (a)	542,200	1,841,965
Discovery Laboratories, Inc. (a)	763,581	1,771,508
Dynavax Technologies Corp. (a)	1,525,567	6,590,449
Gilead Sciences, Inc. (a)	938,195	48,110,640
Grifols SA ADR (d)	627,000	6,019,200
Infinity Pharmaceuticals, Inc. (a)	226,200	3,067,272
Medivation, Inc. (a)	111,061	10,150,975
Merrimack Pharmaceuticals, Inc.	17,300	125,944
Merrimack Pharmaceuticals, Inc. (e)	123,883	811,681
Momenta Pharmaceuticals, Inc. (a)	86,900	1,174,888
Neurocrine Biosciences, Inc. (a)	415,461	3,286,297
NPS Pharmaceuticals, Inc. (a)	371,800	3,201,198
Seattle Genetics, Inc. (a)(d)	162,817	4,133,924
Spectrum Pharmaceuticals, Inc. (a)	229,300	3,567,908
Synageva BioPharma Corp. (a)	227,800	9,239,568
Targacept, Inc. (a)	451,000	1,939,300
Theravance, Inc. (a)(d)	223,800	4,972,836
Thrombogenics NV (a)	57,500	1,549,921
United Therapeutics Corp. (a)	135,444	6,688,225
Vertex Pharmaceuticals, Inc. (a)	111,200	6,218,304
Vical, Inc. (a)	587,271	2,114,176
ZIOPHARM Oncology, Inc. (a)	219,200	1,304,240
		248,258,018
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc.	467,600	3,890,432
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - 1.3%
Drug Retail - 1.3%
CVS Caremark Corp.	189,900	$ 8,874,027
Drogasil SA	443,500	4,471,434
		13,345,461
HEALTH CARE EQUIPMENT & SUPPLIES - 11.9%
Health Care Equipment - 10.8%
Boston Scientific Corp. (a)	3,680,200	20,866,734
C.R. Bard, Inc.	159,000	17,082,960
Conceptus, Inc. (a)	192,499	3,815,330
CONMED Corp.	117,300	3,245,691
Covidien PLC	298,626	15,976,491
Cyberonics, Inc. (a)	66,230	2,976,376
Genmark Diagnostics, Inc. (a)	22,700	98,518
HeartWare International, Inc. (a)	95,000	8,436,000
Hill-Rom Holdings, Inc.	183,311	5,655,144
Insulet Corp. (a)	232,400	4,966,388
Mako Surgical Corp. (a)	134,700	3,449,667
Opto Circuits India Ltd.	622,453	1,738,002
Volcano Corp. (a)	123,520	3,538,848
William Demant Holding A/S (a)	43,338	3,883,889
Wright Medical Group, Inc. (a)	359,900	7,683,865
Zeltiq Aesthetics, Inc.	425,391	2,382,190
Zimmer Holdings, Inc.	33,900	2,181,804
		107,977,897
Health Care Supplies - 1.1%
The Cooper Companies, Inc.	134,274	10,709,694
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		118,687,591
HEALTH CARE PROVIDERS & SERVICES - 26.5%
Health Care Distributors & Services - 1.4%
Amplifon SpA	788,329	3,677,265
McKesson Corp.	113,301	10,621,969
		14,299,234
Health Care Facilities - 1.7%
Brookdale Senior Living, Inc. (a)	266,430	4,726,468
Emeritus Corp. (a)	169,551	2,853,543
Hanger, Inc. (a)	143,677	3,683,878
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
LCA-Vision, Inc. (a)	400,000	$ 1,720,000
Sunrise Senior Living, Inc. (a)	594,830	4,336,311
		17,320,200
Health Care Services - 9.7%
Accretive Health, Inc. (a)(d)	259,400	2,843,024
Catalyst Health Solutions, Inc. (a)	290,800	27,172,352
Express Scripts Holding Co. (a)	191,324	10,681,619
Fresenius Medical Care AG & Co. KGaA	127,000	8,969,786
HMS Holdings Corp. (a)	181,400	6,042,434
MEDNAX, Inc. (a)	223,200	15,298,128
MModal, Inc. (a)	397,200	5,155,656
Omnicare, Inc.	202,779	6,332,788
Quest Diagnostics, Inc.	226,752	13,582,445
		96,078,232
Managed Health Care - 13.7%
Aetna, Inc.	269,600	10,452,392
Centene Corp. (a)	67,700	2,041,832
Health Net, Inc. (a)	448,200	10,877,814
Humana, Inc.	344,378	26,668,632
UnitedHealth Group, Inc.	1,003,300	58,693,050
Universal American Spin Corp. (a)	136,400	1,436,292
WellPoint, Inc.	402,200	25,656,338
		135,826,350
TOTAL HEALTH CARE PROVIDERS & SERVICES		263,524,016
HEALTH CARE TECHNOLOGY - 5.6%
Health Care Technology - 5.6%
athenahealth, Inc. (a)(d)	125,837	9,962,515
Cerner Corp. (a)	274,100	22,657,106
Epocrates, Inc. (a)	37,640	301,873
HealthStream, Inc. (a)	101,325	2,634,450
SXC Health Solutions Corp. (a)	201,200	19,981,664
		55,537,608
IT SERVICES - 0.0%
IT Consulting & Other Services - 0.0%
Maximus, Inc.	5,100	263,925
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Life Sciences Tools & Services - 1.1%
Furiex Pharmaceuticals, Inc. (a)	127,400	$ 2,669,030
Illumina, Inc. (a)(d)	196,779	7,947,904
		10,616,934
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	360,100	5,693,181
PHARMACEUTICALS - 22.8%
Pharmaceuticals - 22.8%
Akorn, Inc. (a)	170,200	2,684,054
Cadence Pharmaceuticals, Inc. (a)(d)	768,742	2,744,409
Cardiome Pharma Corp. (a)	214,000	97,157
Elan Corp. PLC sponsored ADR (a)	730,500	10,657,995
Eli Lilly & Co.	537,300	23,055,543
Endo Pharmaceuticals Holdings, Inc. (a)	403,500	12,500,430
Meda AB (A Shares)	375,200	3,571,680
Merck & Co., Inc.	893,404	37,299,617
Optimer Pharmaceuticals, Inc. (a)(d)	326,274	5,063,772
Pacira Pharmaceuticals, Inc. (a)	112,300	1,801,292
Pfizer, Inc.	2,238,688	51,489,824
Shire PLC sponsored ADR	178,700	15,437,893
UCB SA	80,700	4,068,694
Valeant Pharmaceuticals International, Inc. (Canada) (a)	370,898	16,637,768
ViroPharma, Inc. (a)	519,100	12,302,670
Watson Pharmaceuticals, Inc. (a)	352,460	26,078,515
XenoPort, Inc. (a)	183,200	1,106,528
		226,597,841
PROFESSIONAL SERVICES - 1.4%
Research & Consulting Services - 1.4%
Advisory Board Co. (a)	142,700	7,076,493
Qualicorp SA	726,000	6,347,304
		13,423,797
SOFTWARE - 0.2%
Application Software - 0.2%
Nuance Communications, Inc. (a)	91,600	2,181,912
TOTAL COMMON STOCKS (Cost $816,504,734)		962,020,716
Convertible Preferred Stocks - 0.5%
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(e) (Cost $4,228,610)	700,500	$ 4,903,500
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.17% (b)	24,215,829	24,215,829
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	21,768,100	21,768,100
TOTAL MONEY MARKET FUNDS (Cost $45,983,929)		45,983,929
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $866,717,273)		1,012,908,145
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(17,637,551)
NET ASSETS - 100%		$ 995,270,594
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,715,181 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 4,228,610
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 867,181
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,356
Fidelity Securities Lending Cash Central Fund	99,371
Total	$ 128,727
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 962,020,716	$ 950,501,247	$ 11,519,469	$ -
Convertible Preferred Stocks	4,903,500	-	-	4,903,500
Money Market Funds	45,983,929	45,983,929	-	-
Total Investments in Securities:	$ 1,012,908,145	$ 996,485,176	$ 11,519,469	$ 4,903,500
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $870,615,662. Net unrealized appreciation aggregated $142,292,483, of which $173,112,586 related to appreciated investment securities and $30,820,103 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

June 30, 2012

1.816013.108

HP1-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.8%
	Principal Amount	Value
Aerospace - 0.3%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 1,490,000	$ 1,553,325
Air Transportation - 2.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,771,487	1,904,348
6.75% 9/15/15 (d)	2,960,000	3,041,400
Continental Airlines, Inc. 9.25% 5/10/17	379,262	415,292
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,010,000	1,010,000
6.75% 11/23/15	1,010,000	1,007,475
8.021% 8/10/22	1,014,326	1,025,788
8.954% 8/10/14	263,496	268,766
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	153,861	155,400
United Air Lines, Inc. 9.875% 8/1/13 (d)	293,000	304,720
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	598,438	592,453
9.75% 1/15/17	926,724	1,054,148
12% 1/15/16 (d)	305,208	330,388
		11,110,178
Automotive - 6.3%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	3,345,000	3,436,988
8.25% 6/15/21	2,395,000	2,448,888
Dana Holding Corp.:
6.5% 2/15/19	685,000	729,525
6.75% 2/15/21	1,535,000	1,657,800
Delphi Corp.:
5.875% 5/15/19	1,130,000	1,203,450
6.125% 5/15/21	1,085,000	1,185,363
Ford Motor Co. 7.45% 7/16/31	2,465,000	3,087,413
Ford Motor Credit Co. LLC:
3.875% 1/15/15	4,125,000	4,247,983
4.25% 2/3/17	1,400,000	1,467,519
5% 5/15/18	2,040,000	2,166,239
5.875% 8/2/21	1,610,000	1,791,138
6.625% 8/15/17	2,030,000	2,309,125
8% 12/15/16	1,405,000	1,661,772
12% 5/15/15	1,610,000	2,004,450
General Motors Financial Co., Inc. 6.75% 6/1/18	1,150,000	1,256,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Tenneco, Inc.:
6.875% 12/15/20	$ 1,005,000	$ 1,085,400
7.75% 8/15/18	860,000	922,350
		32,661,778
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
3.6669% 2/11/14 (f)	1,940,000	1,901,200
4.625% 6/26/15	1,110,000	1,116,876
5.5% 2/15/17	1,780,000	1,811,150
		4,829,226
Broadcasting - 1.5%
Allbritton Communications Co. 8% 5/15/18	1,190,000	1,237,600
Univision Communications, Inc.:
6.875% 5/15/19 (d)	2,575,000	2,645,813
8.5% 5/15/21 (d)	3,680,000	3,707,600
		7,591,013
Building Materials - 1.4%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	1,095,000	1,171,650
6.875% 8/15/18 (d)	1,405,000	1,492,813
HD Supply, Inc.:
8.125% 4/15/19 (d)	1,065,000	1,150,200
11% 4/15/20 (d)	530,000	569,750
Headwaters, Inc. 7.625% 4/1/19	1,655,000	1,638,450
Masco Corp. 5.95% 3/15/22	720,000	741,158
Texas Industries, Inc. 9.25% 8/15/20	630,000	628,425
		7,392,446
Cable TV - 5.5%
Cablevision Systems Corp.:
7.75% 4/15/18	1,440,000	1,533,600
8.625% 9/15/17	935,000	1,042,525
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,690,000	2,864,850
6.625% 1/31/22	1,220,000	1,305,400
7% 1/15/19	2,710,000	2,926,800
7.25% 10/30/17	1,870,000	2,028,950
7.875% 4/30/18	1,870,000	2,033,625
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	5,290,000	5,686,733
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
CSC Holdings LLC:
6.75% 11/15/21 (d)	$ 1,340,000	$ 1,417,050
8.625% 2/15/19	570,000	658,350
DISH DBS Corp. 4.625% 7/15/17 (d)	1,170,000	1,170,000
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	300,000	310,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (d)	415,000	440,938
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (d)	235,000	252,038
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	1,175,000	1,192,625
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	595,000	618,800
UPCB Finance VI Ltd. 6.875% 1/15/22 (d)	535,000	543,025
Zayo Escrow Corp.:
8.125% 1/1/20 (d)	1,370,000	1,424,800
10.125% 7/1/20 (d)	575,000	603,750
		28,054,359
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	1,490,000	1,575,675
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	1,515,000	1,515,000
Terex Corp. 6.5% 4/1/20	830,000	840,375
		3,931,050
Chemicals - 1.4%
Celanese US Holdings LLC 6.625% 10/15/18	1,225,000	1,335,250
INEOS Finance PLC:
7.5% 5/1/20 (d)	420,000	424,200
8.375% 2/15/19 (d)	345,000	357,075
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	1,298,668	1,343,120
LyondellBasell Industries NV:
5% 4/15/19 (d)	1,270,000	1,327,150
5.75% 4/15/24 (d)	850,000	906,270
6% 11/15/21 (d)	420,000	460,950
NOVA Chemicals Corp. 3.8549% 11/15/13 (f)	845,000	843,944
		6,997,959
Consumer Products - 0.6%
NBTY, Inc. 9% 10/1/18	1,860,000	2,057,718
Visant Corp. 10% 10/1/17	805,000	796,950
		2,854,668
Containers - 1.9%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	695,000	736,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (d)	$ 500,000	$ 537,500
8.5% 5/15/18 (c)(d)	575,000	552,000
9.875% 8/15/19 (d)	2,885,000	2,949,913
9.875% 8/15/19 (d)	680,000	705,500
Sealed Air Corp.:
8.125% 9/15/19 (d)	2,525,000	2,790,125
8.375% 9/15/21 (d)	965,000	1,080,800
Tekni-Plex, Inc. 9.75% 6/1/19 (d)	505,000	510,050
		9,862,588
Diversified Financial Services - 5.9%
Aircastle Ltd. 9.75% 8/1/18	1,525,000	1,685,125
CIT Group, Inc.:
5% 5/15/17	1,255,000	1,286,375
5.25% 3/15/18	850,000	877,625
5.375% 5/15/20	835,000	853,788
7% 5/2/16 (d)	3,143,000	3,146,929
7% 5/2/17 (d)	1,380,160	1,381,885
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,775,000	2,917,219
8% 1/15/18	4,135,000	4,393,438
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	580,000	400,200
International Lease Finance Corp.:
4.875% 4/1/15	2,495,000	2,501,238
5.65% 6/1/14	605,000	620,125
5.75% 5/15/16	1,295,000	1,314,425
6.25% 5/15/19	900,000	916,875
6.75% 9/1/16 (d)	1,000,000	1,082,500
8.625% 9/15/15	1,530,000	1,694,475
8.625% 1/15/22	1,680,000	1,944,600
8.75% 3/15/17	920,000	1,035,000
8.875% 9/1/17	1,625,000	1,836,250
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (c)(d)	340,000	358,700
		30,246,772
Diversified Media - 1.0%
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	2,590,000	2,881,375
11.5% 5/1/16	682,000	775,775
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
Quebecor Media, Inc.:
7.75% 3/15/16	$ 468,000	$ 483,210
7.75% 3/15/16	1,010,000	1,042,825
		5,183,185
Electric Utilities - 7.6%
Atlantic Power Corp. 9% 11/15/18 (d)	2,830,000	2,893,675
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	2,340,000	2,509,650
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (d)	3,135,000	3,385,800
7.25% 10/15/21 (d)	1,045,000	1,159,950
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (d)	645,000	670,800
9.375% 5/1/20 (d)	1,065,000	1,102,275
GenOn Energy, Inc.:
9.5% 10/15/18	785,000	776,169
9.875% 10/15/20	725,000	706,875
InterGen NV 9% 6/30/17 (d)	2,560,000	2,508,800
IPALCO Enterprises, Inc. 5% 5/1/18	625,000	625,813
Mirant Americas Generation LLC:
8.5% 10/1/21	2,710,000	2,439,000
9.125% 5/1/31	2,600,000	2,314,000
NSG Holdings II, LLC 7.75% 12/15/25 (d)	4,815,000	4,815,000
NV Energy, Inc. 6.25% 11/15/20	490,000	547,002
Otter Tail Corp. 9% 12/15/16	1,115,000	1,209,775
Puget Energy, Inc.:
5.625% 7/15/22 (d)	440,000	458,128
6.5% 12/15/20	510,000	556,563
RRI Energy, Inc. 7.625% 6/15/14	3,335,000	3,401,700
The AES Corp.:
7.375% 7/1/21 (d)	1,575,000	1,752,188
7.75% 10/15/15	2,500,000	2,800,000
8% 10/15/17	450,000	509,625
9.75% 4/15/16	1,470,000	1,741,950
		38,884,738
Energy - 12.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	725,000	728,625
6.5% 5/20/21	127,000	127,635
Antero Resources Finance Corp.:
7.25% 8/1/19	780,000	809,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Antero Resources Finance Corp.: - continued
9.375% 12/1/17	$ 1,980,000	$ 2,178,000
Berry Petroleum Co. 6.375% 9/15/22	1,150,000	1,187,375
Chesapeake Energy Corp.:
6.125% 2/15/21	1,195,000	1,156,163
6.775% 3/15/19	780,000	754,650
6.875% 11/15/20	490,000	482,650
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	290,000	281,300
6.125% 7/15/22	705,000	692,663
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	750,000	675,000
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	590,000	585,575
Denbury Resources, Inc. 6.375% 8/15/21	1,285,000	1,323,550
Edgen Murray Corp. 12.25% 1/15/15	2,190,000	2,157,150
Energy Transfer Equity LP 7.5% 10/15/20	1,425,000	1,563,938
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	1,472,000	1,416,800
Exterran Holdings, Inc. 7.25% 12/1/18	2,320,000	2,180,800
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	890,000	812,125
Forbes Energy Services Ltd. 9% 6/15/19	1,770,000	1,646,100
Frontier Oil Corp.:
6.875% 11/15/18	620,000	644,800
8.5% 9/15/16	1,395,000	1,464,750
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (d)	555,000	552,225
8% 9/1/17	1,155,000	1,241,625
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	334,000	334,000
7% 10/1/18	1,140,000	1,151,400
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	2,025,000	2,116,125
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)	1,270,000	1,238,250
7.75% 2/1/21	1,195,000	1,257,738
8.625% 4/15/20	1,515,000	1,632,413
MRC Global, Inc. 9.5% 12/15/16	3,040,000	3,283,200
Newfield Exploration Co. 5.625% 7/1/24	615,000	628,838
Offshore Group Investment Ltd. 11.5% 8/1/15	2,180,000	2,343,500
Oil States International, Inc. 6.5% 6/1/19	1,225,000	1,274,000
Pan American Energy LLC 7.875% 5/7/21 (d)	1,680,000	1,419,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (d)	$ 1,155,000	$ 1,149,225
PetroBakken Energy Ltd. 8.625% 2/1/20 (d)	815,000	806,850
Petrohawk Energy Corp.:
6.25% 6/1/19	985,000	1,105,663
7.25% 8/15/18	860,000	971,800
10.5% 8/1/14	1,355,000	1,501,205
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	1,345,000	1,365,175
Plains Exploration & Production Co. 6.125% 6/15/19	2,910,000	2,910,000
Precision Drilling Corp.:
6.5% 12/15/21	125,000	127,500
6.625% 11/15/20	2,630,000	2,682,600
Quicksilver Resources, Inc. 7.125% 4/1/16	2,250,000	1,777,500
Samson Investment Co. 9.75% 2/15/20 (d)	1,000,000	992,500
SESI LLC 7.125% 12/15/21 (d)	1,795,000	1,927,292
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (d)	325,000	324,188
6.875% 2/1/21	455,000	473,200
7.875% 10/15/18	1,360,000	1,468,800
WPX Energy, Inc.:
5.25% 1/15/17	580,000	582,900
6% 1/15/22	675,000	671,625
		62,179,836
Environmental - 0.3%
Covanta Holding Corp. 7.25% 12/1/20	1,640,000	1,776,797
Food & Drug Retail - 1.5%
Rite Aid Corp.:
9.25% 3/15/20 (d)	1,650,000	1,658,250
9.25% 3/15/20 (d)	1,235,000	1,241,175
9.5% 6/15/17	4,700,000	4,805,750
SUPERVALU, Inc. 8% 5/1/16	285,000	288,563
		7,993,738
Food/Beverage/Tobacco - 1.1%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)	1,455,000	1,433,175
Post Holdings, Inc. 7.375% 2/15/22 (d)	2,080,000	2,184,000
US Foodservice, Inc. 8.5% 6/30/19 (d)	1,770,000	1,818,675
		5,435,850
Gaming - 5.3%
Ameristar Casinos, Inc.:
7.5% 4/15/21	1,605,000	1,701,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Ameristar Casinos, Inc.: - continued
7.5% 4/15/21 (d)	$ 945,000	$ 1,001,700
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)	38,000	30,400
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16	1,550,000	1,627,500
7.625% 1/15/16 (d)	1,100,000	1,141,250
11.5% 1/15/17 pay-in-kind (f)	2,628,209	2,753,341
MGM Mirage, Inc.:
6.625% 7/15/15	3,310,000	3,392,750
6.75% 4/1/13	580,000	594,500
7.5% 6/1/16	1,285,000	1,329,975
7.625% 1/15/17	3,530,000	3,582,950
7.75% 3/15/22	1,085,000	1,103,988
8.625% 2/1/19 (d)	1,665,000	1,789,875
10% 11/1/16	1,580,000	1,730,100
11.375% 3/1/18	1,525,000	1,795,688
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	1,295,000	1,347,951
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (d)	1,960,000	1,950,200
7.75% 8/15/20	485,000	533,500
		27,406,968
Healthcare - 5.8%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	595,000	490,875
10.875% 11/15/14	1,835,000	1,867,113
Emergency Medical Services Corp. 8.125% 6/1/19	1,980,000	2,066,625
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	1,320,000	1,376,100
HCA, Inc.:
5.875% 3/15/22	265,000	276,594
6.5% 2/15/20	520,000	565,500
9.875% 2/15/17	513,000	556,605
HealthSouth Corp. 7.25% 10/1/18	2,050,000	2,157,625
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	3,010,000	2,964,850
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,130,000	1,175,200
Mylan, Inc.:
6% 11/15/18 (d)	690,000	722,775
7.625% 7/15/17 (d)	1,510,000	1,661,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	$ 1,070,000	$ 1,139,550
7.5% 2/15/20	820,000	895,850
Radiation Therapy Services, Inc. 8.875% 1/15/17 (d)	465,000	446,400
Rural/Metro Corp. 10.125% 7/15/19 (d)	425,000	399,500
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,855,000	3,069,125
Senior Housing Properties Trust 6.75% 4/15/20	820,000	888,921
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	1,605,000	1,669,200
6.75% 8/15/21 (d)	675,000	661,500
6.875% 12/1/18 (d)	2,275,000	2,354,625
7% 10/1/20 (d)	165,000	166,444
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)	2,100,000	2,037,000
		29,608,977
Homebuilders/Real Estate - 3.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,344,000	1,424,640
KB Home:
7.25% 6/15/18	3,140,000	3,077,200
9.1% 9/15/17	510,000	532,950
Lennar Corp.:
5.6% 5/31/15	295,000	308,275
6.95% 6/1/18	1,160,000	1,238,300
12.25% 6/1/17	1,440,000	1,836,000
Realogy Corp. 7.625% 1/15/20 (d)	555,000	575,813
Standard Pacific Corp.:
8.375% 5/15/18	5,110,000	5,582,675
10.75% 9/15/16	1,100,000	1,298,000
		15,873,853
Hotels - 0.4%
Host Hotels & Resorts LP:
5.875% 6/15/19	945,000	1,020,600
9% 5/15/17	1,025,000	1,132,625
		2,153,225
Leisure - 1.6%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	2,505,000	2,655,300
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,780,000	1,984,700
Royal Caribbean Cruises Ltd.:
7.5% 10/15/27	530,000	534,611
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee 7.25% 6/15/16	$ 2,310,000	$ 2,506,350
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	363,000	388,962
		8,069,923
Metals/Mining - 1.6%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	565,000	579,125
CONSOL Energy, Inc. 8% 4/1/17	2,100,000	2,168,250
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	525,000	530,250
7% 11/1/15 (d)	4,390,000	4,488,775
Vedanta Resources PLC 6.75% 6/7/16 (d)	640,000	602,368
		8,368,768
Paper - 0.4%
Louisiana-Pacific Corp. 7.5% 6/1/20 (d)	1,255,000	1,320,888
Sappi Papier Holding GmbH:
7.75% 7/15/17 (d)(e)	305,000	308,813
8.375% 6/15/19 (d)(e)	415,000	417,075
		2,046,776
Restaurants - 0.4%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	1,730,000	1,915,975
Services - 3.1%
ARAMARK Corp.:
3.9659% 2/1/15 (f)	1,780,000	1,766,650
8.5% 2/1/15	3,290,000	3,372,250
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(f)	1,250,000	1,282,750
Audatex North America, Inc. 6.75% 6/15/18 (d)	165,000	174,075
FTI Consulting, Inc.:
6.75% 10/1/20	1,540,000	1,626,702
7.75% 10/1/16	760,000	786,600
Hertz Corp.:
6.75% 4/15/19	635,000	660,400
6.75% 4/15/19 (d)	1,135,000	1,174,725
7.5% 10/15/18	5,030,000	5,369,525
		16,213,677
Shipping - 1.3%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	1,140,000	1,162,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	$ 584,000	$ 329,960
8.125% 3/30/18	1,430,000	1,001,000
Ship Finance International Ltd. 8.5% 12/15/13	4,095,000	4,054,050
		6,547,810
Steel - 1.9%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	2,320,000	2,238,800
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	1,215,000	1,205,888
Severstal Columbus LLC 10.25% 2/15/18	3,655,000	3,655,000
Steel Dynamics, Inc.:
6.75% 4/1/15	1,080,000	1,093,500
7.625% 3/15/20	1,510,000	1,615,700
		9,808,888
Super Retail - 1.6%
J. Crew Group, Inc. 8.125% 3/1/19	1,190,000	1,228,675
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	3,430,000	3,747,275
Sonic Automotive, Inc. 7% 7/15/22 (d)	385,000	396,088
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	1,670,000	1,745,150
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)	1,250,000	1,231,250
		8,348,438
Technology - 3.4%
Amkor Technology, Inc. 7.375% 5/1/18	2,180,000	2,278,100
Avaya, Inc.:
9.75% 11/1/15	1,070,000	864,025
10.125% 11/1/15 pay-in-kind (f)	1,620,000	1,312,200
CDW LLC/CDW Finance Corp. 8.5% 4/1/19	1,105,000	1,171,300
Lucent Technologies, Inc.:
6.45% 3/15/29	2,555,000	1,737,400
6.5% 1/15/28	2,150,000	1,451,250
Sanmina-SCI Corp. 7% 5/15/19 (d)	2,755,000	2,686,125
Spansion LLC 7.875% 11/15/17	2,945,000	2,856,650
SunGard Data Systems, Inc.:
7.375% 11/15/18	705,000	754,350
10.25% 8/15/15	1,040,000	1,076,400
Viasystems, Inc. 7.875% 5/1/19 (d)	1,080,000	1,074,600
		17,262,400
Telecommunications - 6.3%
Digicel Group Ltd.:
7% 2/15/20 (d)	200,000	192,500
8.25% 9/1/17 (d)	2,560,000	2,624,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Digicel Group Ltd.: - continued
8.875% 1/15/15 (d)	$ 3,035,000	$ 3,065,350
9.125% 1/15/15 pay-in-kind (d)(f)	1,280,000	1,292,800
Equinix, Inc. 8.125% 3/1/18	220,000	243,650
Intelsat Jackson Holdings SA:
7.25% 4/1/19	1,590,000	1,677,450
7.25% 10/15/20 (d)	1,135,000	1,191,750
7.5% 4/1/21	1,780,000	1,886,800
Intelsat Ltd. 11.25% 6/15/16	893,000	935,418
Intelsat Luxembourg SA:
11.25% 2/4/17	1,450,000	1,500,750
11.5% 2/4/17 pay-in-kind (d)(f)	1,195,000	1,233,838
11.5% 2/4/17 pay-in-kind (f)	4,113,936	4,247,639
Nextel Communications, Inc.:
5.95% 3/15/14	2,445,000	2,448,056
7.375% 8/1/15	2,310,000	2,312,888
Sprint Nextel Corp.:
6% 12/1/16	2,650,000	2,537,375
9% 11/15/18 (d)	625,000	698,438
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	2,020,000	2,055,350
U.S. West Communications 7.5% 6/15/23	1,750,000	1,754,375
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	616,624	387,976
		32,286,403
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	685,000	722,675
Levi Strauss & Co. 6.875% 5/1/22 (d)	1,015,000	1,037,838
		1,760,513
TOTAL NONCONVERTIBLE BONDS (Cost $433,584,398)		456,212,100
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(f) (Cost $380,630)	552,062	292,813
Common Stocks - 0.3%
	Shares	Value
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (d)	0*	$ 400,725
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(g)	144,445	1,009,671
TOTAL COMMON STOCKS (Cost $6,418,617)		1,410,396
Convertible Preferred Stocks - 0.3%

Automotive - 0.3%
General Motors Co. 4.75% (Cost $2,549,867)	53,000	1,759,600
Floating Rate Loans - 8.5%
	Principal Amount
Air Transportation - 1.0%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (f)	$ 2,670,283	2,673,621
US Airways Group, Inc. term loan 2.7453% 3/23/14 (f)	2,652,592	2,519,962
		5,193,583
Automotive - 0.9%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	2,083,950	2,099,580
Federal-Mogul Corp.:
Tranche B, term loan 2.1776% 12/27/14 (f)	1,635,115	1,553,359
Tranche C, term loan 2.1776% 12/27/15 (f)	970,288	921,773
		4,574,712
Broadcasting - 0.6%
Univision Communications, Inc. term loan 4.4953% 3/31/17 (f)	3,219,014	3,025,873
Cable TV - 0.4%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (f)	1,199,421	1,199,421
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (f)	740,000	725,200
		1,924,621
Capital Goods - 0.6%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (f)	1,517,375	1,513,582
Husky Intermediate, Inc. Tranche B, term loan 6.5449% 6/30/18 (f)	1,746,800	1,755,534
		3,269,116
Floating Rate Loans - continued
	Principal Amount	Value
Chemicals - 0.4%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (f)	$ 1,231,913	$ 1,194,955
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (f)	810,000	807,975
		2,002,930
Consumer Products - 0.3%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (f)	1,431,657	1,388,707
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	769,228	769,228
Tranche 2LN, term loan 10% 9/2/16 (f)	1,045,000	1,045,000
		1,814,228
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (f)	920,000	923,496
Electric Utilities - 0.1%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	286,375	286,375
Energy - 0.4%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (f)	560,000	553,700
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (f)	720,000	723,600
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (f)	1,060,000	1,038,800
		2,316,100
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (f)	893,688	879,540
Healthcare - 0.6%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	1,237,035	1,226,211
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	1,702,018	1,680,743
		2,906,954
Insurance - 0.9%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (f)	1,178,977	1,174,615
Tranche 2nd LN, term loan 9% 5/24/19 (f)	2,405,000	2,453,100
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (f)	1,100,000	1,149,500
		4,777,215
Metals/Mining - 0.1%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (f)	375,000	367,500
Floating Rate Loans - continued
	Principal Amount	Value
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	$ 1,470,000	$ 1,492,050
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (f)	1,067,325	1,067,325
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (f)	1,217,700	1,162,904
Steel - 0.3%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (f)	1,434,647	1,431,060
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	1,455,000	1,440,450
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	240,100	238,299
		1,678,749
Technology - 0.1%
First Data Corp. term loan 4.2453% 3/24/18 (f)	630,000	579,600
Telecommunications - 0.1%
Intelsat Jackson Holdings SA term loan 3.2408% 2/1/14 (f)	605,000	586,850
TOTAL FLOATING RATE LOANS (Cost $42,669,629)		43,649,488
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $2,440,093)	2,440,093	2,440,093
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $488,043,234)		505,764,490
NET OTHER ASSETS (LIABILITIES) - 1.6%		8,236,581
NET ASSETS - 100%		$ 514,001,071
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,362,936 or 30.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,009,671 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
* Amount represents less than 1 share
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,038
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,769,271	$ 1,759,600	$ -	$ 1,009,671
Telecommunication Services	400,725	-	-	400,725
Corporate Bonds	456,212,100	-	456,212,100	-
Commercial Mortgage Securities	292,813	-	-	292,813
Floating Rate Loans	43,649,488	-	43,649,488	-
Money Market Funds	2,440,093	2,440,093	-	-
Total Investments in Securities:	$ 505,764,490	$ 4,199,693	$ 499,861,588	$ 1,703,209
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $483,514,929. Net unrealized appreciation aggregated $22,249,561, of which $32,038,888 related to appreciated investment securities and $9,789,327 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

June 30, 2012

1.851901.105

INCIP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AEROSPACE & DEFENSE - 14.2%
Aerospace & Defense - 14.2%
Esterline Technologies Corp. (a)	99,846	$ 6,225,398
Honeywell International, Inc.	517,853	28,916,912
Rockwell Collins, Inc.	118,328	5,839,487
Teledyne Technologies, Inc. (a)	53,200	3,279,780
Textron, Inc.	936,540	23,291,750
United Technologies Corp.	721,234	54,474,804
		122,028,131
AIR FREIGHT & LOGISTICS - 3.7%
Air Freight & Logistics - 3.7%
United Parcel Service, Inc. Class B	407,777	32,116,517
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
WABCO Holdings, Inc. (a)	82,960	4,391,073
BUILDING PRODUCTS - 1.2%
Building Products - 1.2%
Owens Corning (a)	367,282	10,482,228
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Diversified Support Services - 0.2%
Aggreko PLC	52,100	1,690,678
Environmental & Facility Services - 1.7%
Republic Services, Inc.	551,432	14,590,891
Office Services & Supplies - 0.6%
Mine Safety Appliances Co.	118,842	4,782,202
Security & Alarm Services - 0.4%
Corrections Corp. of America	125,000	3,681,250
TOTAL COMMERCIAL SERVICES & SUPPLIES		24,745,021
CONSTRUCTION & ENGINEERING - 4.4%
Construction & Engineering - 4.4%
AECOM Technology Corp. (a)	566,394	9,317,181
EMCOR Group, Inc.	344,495	9,583,851
Jacobs Engineering Group, Inc. (a)	302,572	11,455,376
Quanta Services, Inc. (a)	311,221	7,491,089
		37,847,497
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - 8.2%
Electrical Components & Equipment - 8.2%
AMETEK, Inc.	277,775	$ 13,863,750
Emerson Electric Co.	453,400	21,119,372
GrafTech International Ltd. (a)	527,606	5,091,398
Hubbell, Inc. Class B	149,591	11,659,123
Prysmian SpA	489,500	7,272,487
Regal-Beloit Corp.	190,858	11,882,819
		70,888,949
INDUSTRIAL CONGLOMERATES - 25.9%
Industrial Conglomerates - 25.9%
3M Co.	433,467	38,838,643
Carlisle Companies, Inc.	159,804	8,472,808
Danaher Corp.	644,072	33,543,270
General Electric Co.	5,805,729	120,991,390
Tyco International Ltd.	408,107	21,568,455
		223,414,566
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	106,837	4,192,284
MACHINERY - 20.2%
Construction & Farm Machinery & Heavy Trucks - 6.2%
Cummins, Inc.	286,020	27,718,198
Deere & Co.	106,400	8,604,568
Fiat Industrial SpA (d)	673,000	6,592,015
Manitowoc Co., Inc. (d)	913,909	10,692,735
		53,607,516
Industrial Machinery - 14.0%
Actuant Corp. Class A	240,470	6,531,165
Dover Corp.	180,800	9,692,688
Flowserve Corp.	71,195	8,169,626
Graco, Inc.	207,642	9,568,143
Illinois Tool Works, Inc.	406,722	21,511,527
Ingersoll-Rand PLC	264,450	11,154,501
Pall Corp.	181,254	9,934,532
Parker Hannifin Corp.	193,220	14,854,754
SPX Corp.	88,400	5,774,288
Timken Co.	111,030	5,084,064
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
TriMas Corp. (a)	374,349	$ 7,524,415
Valmont Industries, Inc.	92,600	11,201,822
		121,001,525
TOTAL MACHINERY		174,609,041
MARINE - 0.5%
Marine - 0.5%
Kirby Corp. (a)	84,347	3,971,057
PROFESSIONAL SERVICES - 4.7%
Human Resource & Employment Services - 1.8%
Manpower, Inc.	141,364	5,180,991
Towers Watson & Co.	174,937	10,478,726
		15,659,717
Research & Consulting Services - 2.9%
Bureau Veritas SA	63,122	5,602,846
Dun & Bradstreet Corp.	90,484	6,439,746
IHS, Inc. Class A (a)	116,567	12,557,763
		24,600,355
TOTAL PROFESSIONAL SERVICES		40,260,072
ROAD & RAIL - 7.5%
Railroads - 6.6%
CSX Corp.	807,819	18,062,833
Genesee & Wyoming, Inc. Class A (a)	109,129	5,766,376
Union Pacific Corp.	278,222	33,194,667
		57,023,876
Trucking - 0.9%
J.B. Hunt Transport Services, Inc.	106,319	6,336,612
Quality Distribution, Inc. (a)	113,257	1,256,020
		7,592,632
TOTAL ROAD & RAIL		64,616,508
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Trading Companies & Distributors - 2.7%
W.W. Grainger, Inc.	38,626	7,386,836
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Watsco, Inc.	106,400	$ 7,852,320
WESCO International, Inc. (a)	146,101	8,408,113
		23,647,269
TRANSPORTATION INFRASTRUCTURE - 0.6%
Airport Services - 0.6%
Wesco Aircraft Holdings, Inc. (a)	381,159	4,852,154
TOTAL COMMON STOCKS (Cost $754,005,147)		842,062,367
Convertible Preferred Stocks - 0.1%

AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $890,000)	17,800	937,882
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,529,582	1,529,582
8% 12/6/14 (e)	1,864,800	1,864,800
8% 12/6/14 (e)	397,700	397,700
TOTAL CONVERTIBLE BONDS (Cost $3,792,082)		3,792,082
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	21,585,881	$ 21,585,881
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	6,181,759	6,181,759
TOTAL MONEY MARKET FUNDS (Cost $27,767,640)		27,767,640
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $786,454,869)		874,559,971
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(12,549,033)
NET ASSETS - 100%		$ 862,010,938
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,792,082 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,529,582
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 2,262,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,902
Fidelity Securities Lending Cash Central Fund	44,948
Total	$ 65,850
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 842,062,367	$ 842,062,367	$ -	$ -
Convertible Preferred Stocks	937,882	937,882	-	-
Convertible Bonds	3,792,082	-	-	3,792,082
Money Market Funds	27,767,640	27,767,640	-	-
Total Investments in Securities:	$ 874,559,971	$ 870,767,889	$ -	$ 3,792,082
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $792,822,233. Net unrealized appreciation aggregated $81,737,738, of which $102,921,652 related to appreciated investment securities and $21,183,914 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

June 30, 2012

1.851902.105

ITCIP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc. (a)	145,243	$ 2,201,884
GeoEye, Inc. (a)	56,404	873,134
		3,075,018
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	16,605	519,570
CHEMICALS - 0.3%
Specialty Chemicals - 0.3%
JSR Corp.	265,400	4,605,115
COMMUNICATIONS EQUIPMENT - 6.8%
Communications Equipment - 6.8%
AAC Acoustic Technology Holdings, Inc.	96,000	279,375
Acme Packet, Inc. (a)	333,001	6,210,469
ADTRAN, Inc.	291,044	8,786,618
ADVA AG Optical Networking (a)	69,982	361,954
Aruba Networks, Inc. (a)	1,078	16,224
Brocade Communications Systems, Inc. (a)	29,090	143,414
Ciena Corp. (a)	264,207	4,325,069
Cisco Systems, Inc.	1,342,943	23,058,331
Comba Telecom Systems Holdings Ltd.	406,500	170,787
Compal Communications, Inc.	3,000	3,187
Comverse Technology, Inc. (a)	6,228	36,247
F5 Networks, Inc. (a)	30,839	3,070,331
Finisar Corp. (a)	331,130	4,953,705
Infinera Corp. (a)	213,849	1,462,727
JDS Uniphase Corp. (a)	75,143	826,573
Juniper Networks, Inc. (a)	8,445	137,738
Motorola Solutions, Inc.	39,674	1,908,716
NETGEAR, Inc. (a)	47,895	1,652,856
Oplink Communications, Inc. (a)	35,000	473,550
Polycom, Inc. (a)	506,357	5,326,876
QUALCOMM, Inc.	678,916	37,802,043
Riverbed Technology, Inc. (a)	943	15,229
Sandvine Corp. (a)	1,051,100	1,308,713
Sandvine Corp. (U.K.) (a)	978,400	1,249,308
Sonus Networks, Inc. (a)	3,367	7,239
Common Stocks - continued
	Shares	Value
COMMUNICATIONS EQUIPMENT - CONTINUED
Communications Equipment - continued
Spirent Communications PLC	61,400	$ 154,339
ZTE Corp. (H Shares)	404,440	788,880
		104,530,498
COMPUTERS & PERIPHERALS - 21.7%
Computer Hardware - 20.1%
Advantech Co. Ltd.	281,000	937,341
Apple, Inc. (a)	513,789	300,052,769
Getac Technology Corp.	967,000	819,444
Hewlett-Packard Co.	6,962	140,006
Lenovo Group Ltd.	2,622,000	2,237,435
Pegatron Corp.	465,000	615,356
Quanta Computer, Inc.	288,000	775,764
Stratasys, Inc. (a)	84,088	4,166,560
Wistron Corp.	601,000	744,154
		310,488,829
Computer Storage & Peripherals - 1.6%
ADLINK Technology, Inc.	3,000	3,650
Catcher Technology Co. Ltd.	139,000	941,056
EMC Corp. (a)	486,485	12,468,611
Fusion-io, Inc.	96,600	2,017,974
Gemalto NV	21,814	1,562,202
NetApp, Inc. (a)	385	12,251
SanDisk Corp. (a)	20,548	749,591
SIMPLO Technology Co. Ltd.	42,000	290,954
Synaptics, Inc. (a)	180,086	5,155,862
Wacom Co. Ltd.	519	1,162,397
		24,364,548
TOTAL COMPUTERS & PERIPHERALS		334,853,377
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	20,737	63,759
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Dynapack International Technology Corp.	28,000	154,397
Furukawa Electric Co. Ltd.	350,000	827,847
		982,244
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 2.5%
Electronic Components - 1.6%
Aeroflex Holding Corp. (a)	41,927	$ 253,658
Amphenol Corp. Class A	255	14,005
Cheng Uei Precision Industries Co. Ltd.	69,752	139,689
Chimei Innolux Corp. (a)	23,000	9,617
DTS, Inc. (a)	3,014	78,605
FLEXium Interconnect, Inc.	39,000	159,299
InvenSense, Inc. (d)	63,475	717,268
Largan Precision Co. Ltd.	8,000	167,792
Omron Corp.	23,000	487,406
Taiyo Yuden Co. Ltd.	15,500	152,417
TDK Corp.	3,300	134,338
Tong Hsing Electronics Industries Ltd.	1,603,000	5,244,313
Universal Display Corp. (a)(d)	457,326	16,436,296
Vishay Intertechnology, Inc. (a)	1,448	13,655
Yageo Corp.	4,212,000	1,246,609
		25,254,967
Electronic Equipment & Instruments - 0.2%
Chroma ATE, Inc.	635,188	1,454,442
Hitachi High-Technologies Corp.	10,200	251,164
Keyence Corp.	3,020	747,067
National Instruments Corp.	5,766	154,875
RealD, Inc. (a)(d)	26,913	402,618
SFA Engineering Corp.	3,120	150,002
SNU Precision Co. Ltd. (a)	16,027	113,557
Test Research, Inc.	15,561	24,299
TPK Holdings Co.	24,622	314,071
		3,612,095
Electronic Manufacturing Services - 0.6%
Benchmark Electronics, Inc. (a)	7,000	97,650
Hon Hai Precision Industry Co. Ltd. (Foxconn)	52,000	157,705
Jabil Circuit, Inc.	158,541	3,223,139
KEMET Corp. (a)	2,906	17,465
TE Connectivity Ltd.	16,032	511,581
Trimble Navigation Ltd. (a)	105,535	4,855,665
		8,863,205
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	2	66
Digital China Holdings Ltd. (H Shares)	530,000	933,982
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - continued
WPG Holding Co. Ltd.	243,187	$ 287,298
WT Microelectronics Co. Ltd.	36,000	49,093
		1,270,439
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		39,000,706
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	3,122,000	2,820,642
China Kanghui Holdings sponsored ADR (a)	300	5,910
		2,826,552
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	1,100	87,087
So-net M3, Inc.	199	952,451
		1,039,538
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
Sharp Corp.	1,000	5,095
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	30,000	36,225
TOTAL HOUSEHOLD DURABLES		41,320
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	3,936,000	748,994
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Samsung Techwin Co. Ltd.	28,095	1,920,502
INTERNET & CATALOG RETAIL - 1.2%
Internet Retail - 1.2%
Amazon.com, Inc. (a)	41,713	9,525,164
E-Commerce China Dangdang, Inc. ADR (a)	350	2,331
Expedia, Inc.	18,614	894,775
Rakuten, Inc.	553,000	5,717,285
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
Start Today Co. Ltd.	86,700	$ 1,211,589
TripAdvisor, Inc. (a)	18,608	831,592
		18,182,736
INTERNET SOFTWARE & SERVICES - 9.3%
Internet Software & Services - 9.3%
Active Network, Inc. (a)	94,481	1,454,063
Akamai Technologies, Inc. (a)	257,659	8,180,673
Baidu.com, Inc. sponsored ADR (a)	10,150	1,167,047
Bankrate, Inc.	45,881	843,752
Bazaarvoice, Inc. (d)	6,100	111,020
ChinaCache International Holdings Ltd. sponsored ADR (a)	11,568	63,624
Cornerstone OnDemand, Inc. (a)	128,885	3,068,752
eBay, Inc. (a)	601,503	25,269,141
Equinix, Inc. (a)	200	35,130
ExactTarget, Inc.	34,000	743,240
Facebook, Inc.:
Class A	15,200	473,024
Class B (a)(f)	49,223	1,378,638
Google, Inc. Class A (a)	106,378	61,706,686
INFO Edge India Ltd.	66,452	443,479
Kakaku.com, Inc. (d)	54,400	1,845,979
LivePerson, Inc. (a)	10,500	200,130
LogMeIn, Inc. (a)	56,224	1,715,956
Mail.ru Group Ltd. GDR (a)(e)	2,300	77,947
MercadoLibre, Inc.	61,930	4,694,294
Millennial Media, Inc.	66,800	881,092
NHN Corp.	5,900	1,298,640
Open Text Corp. (a)	300	15,031
PChome Online, Inc.	82,000	466,288
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	43,030	743,989
Rackspace Hosting, Inc. (a)	117,893	5,180,218
Renren, Inc. ADR (a)	7,700	34,727
Responsys, Inc. (a)	244,889	2,968,055
SciQuest, Inc. (a)	107,385	1,928,635
SINA Corp. (a)(d)	14,343	743,111
SouFun Holdings Ltd. ADR	101,085	1,598,154
Tencent Holdings Ltd.	86,000	2,539,691
Tudou Holdings Ltd. ADR	135,900	4,555,368
Velti PLC (a)	22,864	148,616
VeriSign, Inc. (a)	35,510	1,547,171
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Vocus, Inc. (a)	112,400	$ 2,090,640
XO Group, Inc. (a)	8,500	75,395
Yahoo!, Inc. (a)	155,494	2,461,470
Yandex NV (a)	34,575	658,654
		143,407,520
IT SERVICES - 11.6%
Data Processing & Outsourced Services - 5.7%
Automatic Data Processing, Inc.	147,780	8,225,435
Fidelity National Information Services, Inc.	183,500	6,253,680
Fiserv, Inc. (a)	47,100	3,401,562
Global Payments, Inc.	90,400	3,907,992
Jack Henry & Associates, Inc.	47,100	1,625,892
MasterCard, Inc. Class A	33,175	14,268,899
Paychex, Inc.	51,608	1,621,007
Syntel, Inc.	15,900	965,130
Teletech Holdings, Inc. (a)	4,506	72,096
VeriFone Systems, Inc. (a)	86,537	2,863,509
Visa, Inc. Class A	370,516	45,806,893
WNS Holdings Ltd. sponsored ADR (a)	11,900	115,787
		89,127,882
IT Consulting & Other Services - 5.9%
Accenture PLC Class A	186,458	11,204,261
Bit-isle, Inc.	3,500	31,752
Camelot Information Systems, Inc. ADR (a)	300	696
ChinaSoft International Ltd. (a)	510,000	121,886
Cognizant Technology Solutions Corp. Class A (a)	51,209	3,072,540
HiSoft Technology International Ltd. ADR (a)	14,817	212,328
IBM Corp.	295,523	57,798,388
ServiceSource International, Inc. (a)	989,287	13,701,625
Teradata Corp. (a)	63,131	4,546,063
		90,689,539
TOTAL IT SERVICES		179,817,421
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)(d)	63,794	2,576,640
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	36,700	518,204
		3,094,844
Common Stocks - continued
	Shares	Value
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Airtac International Group	375,000	$ 2,166,834
Fanuc Corp.	1,800	295,886
HIWIN Technologies Corp.	152,600	1,571,897
Mirle Automation Corp.	174,850	126,121
Nippon Thompson Co. Ltd.	318,000	1,517,534
Shin Zu Shing Co. Ltd.	607,000	1,682,047
		7,360,319
MEDIA - 0.4%
Advertising - 0.3%
Dentsu, Inc.	300	8,892
Focus Media Holding Ltd. ADR	189,500	4,449,460
ReachLocal, Inc. (a)	29,209	321,299
		4,779,651
Broadcasting - 0.0%
Pandora Media, Inc.	30,300	329,361
Cable & Satellite - 0.1%
DISH Network Corp. Class A	25,540	729,167
Movies & Entertainment - 0.0%
IMAX Corp. (a)	13,500	324,405
TOTAL MEDIA		6,162,584
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	11,044	86,916
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
China Medical System Holding Ltd.	1,900,500	824,243
PROFESSIONAL SERVICES - 0.2%
Research & Consulting Services - 0.2%
Acacia Research Corp. - Acacia Technologies (a)	26,400	983,136
IHS, Inc. Class A (a)	14,500	1,562,085
		2,545,221
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
E-House China Holdings Ltd. ADR	243,362	1,338,491
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.3%
Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc. (a)	8,309	$ 111,507
Amkor Technology, Inc. (a)(d)	3,396	16,572
Asia Pacific Systems, Inc. (a)	45,580	543,025
ASM International NV:
unit	141,900	5,370,915
(Netherlands)	44,700	1,691,379
ASML Holding NV	107,167	5,510,527
Cymer, Inc. (a)	94,043	5,543,835
Dainippon Screen Manufacturing Co. Ltd.	39,000	285,793
Entegris, Inc. (a)	221,249	1,889,466
GCL-Poly Energy Holdings Ltd.	67,000	14,811
Genesis Photonics, Inc.	34,000	32,415
GT Advanced Technologies, Inc. (a)	2,836	14,974
ICD Co. Ltd.	35,954	607,755
KLA-Tencor Corp.	56,223	2,768,983
Lam Research Corp. (a)(d)	19,847	749,026
Micronics Japan Co. Ltd.	75,700	302,822
Rubicon Technology, Inc. (a)(d)	1,395	14,229
Teradyne, Inc. (a)	975	13,709
Tessera Technologies, Inc.	100	1,537
Ultratech, Inc. (a)	126,426	3,982,419
Visual Photonics Epitaxy Co. Ltd.	1,086,000	1,730,457
		31,196,156
Semiconductors - 12.3%
Advanced Micro Devices, Inc. (a)	2,563	14,686
Alpha & Omega Semiconductor Ltd. (a)	18,356	167,957
Altera Corp.	914,693	30,953,211
Analog Devices, Inc.	4,201	158,252
Applied Micro Circuits Corp. (a)	274,457	1,569,894
ARM Holdings PLC sponsored ADR	6,508	154,825
Atmel Corp. (a)	106,682	714,769
Avago Technologies Ltd.	131,190	4,709,721
Broadcom Corp. Class A	243,512	8,230,706
Canadian Solar, Inc. (a)	50	180
Cavium, Inc. (a)(d)	391,669	10,966,732
Cirrus Logic, Inc. (a)	249,200	7,446,096
Cree, Inc. (a)(d)	1,001,795	25,716,078
Cypress Semiconductor Corp.	11,884	157,106
Dialog Semiconductor PLC (a)	59,600	1,075,921
Diodes, Inc. (a)	792	14,866
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Duksan Hi-Metal Co. Ltd. (a)	29,315	$ 633,490
Fairchild Semiconductor International, Inc. (a)	1,145	16,145
Freescale Semiconductor Holdings I Ltd. (a)	31,692	324,843
Global Unichip Corp.	51,000	180,392
Hittite Microwave Corp. (a)	12,572	642,681
Imagination Technologies Group PLC (a)	760,663	5,558,663
Infineon Technologies AG	39,069	263,624
Inotera Memories, Inc. (a)	9,187,000	2,158,903
Inphi Corp. (a)	86,519	820,200
International Rectifier Corp. (a)	39,970	799,000
Intersil Corp. Class A	102,677	1,093,510
JA Solar Holdings Co. Ltd. ADR (a)(d)	90,482	93,196
LSI Corp. (a)	240,120	1,529,564
MagnaChip Semiconductor Corp. (a)	120	1,144
Marvell Technology Group Ltd.	1,113	12,555
Maxim Integrated Products, Inc.	47	1,205
MediaTek, Inc.	359,000	3,325,903
Mellanox Technologies Ltd. (a)	37,896	2,684,553
Micrel, Inc.	15,538	148,077
Micron Technology, Inc. (a)	1,153,273	7,277,153
Monolithic Power Systems, Inc. (a)	124,298	2,469,801
MStar Semiconductor, Inc.	744,000	5,033,891
NVIDIA Corp. (a)	12,498	172,722
NXP Semiconductors NV (a)	746,930	17,366,123
O2Micro International Ltd. sponsored ADR (a)	30,000	132,300
ON Semiconductor Corp. (a)	19,616	139,274
PMC-Sierra, Inc. (a)	188,667	1,158,415
Power Integrations, Inc.	54,600	2,036,580
Radiant Opto-Electronics Corp.	130,000	662,710
Rambus, Inc. (a)	359,132	2,061,418
RF Micro Devices, Inc. (a)	160,387	681,645
Samsung Electronics Co. Ltd.	3,744	3,978,847
Semtech Corp. (a)	31,500	766,080
Seoul Semiconductor Co. Ltd.	23,994	525,425
Silicon Laboratories, Inc. (a)	3,200	121,280
SK Hynix, Inc.	420	8,900
Skymedi Corp. (a)	1,139	1,606
Skyworks Solutions, Inc. (a)	439,289	12,023,340
Spreadtrum Communications, Inc. ADR (d)	303,024	5,348,374
Standard Microsystems Corp. (a)	95,148	3,510,010
STMicroelectronics NV	143,600	781,424
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
STMicroelectronics NV (NY Shares) unit (d)	671,820	$ 3,654,701
Taiwan Surface Mounting Technology Co. Ltd.	157,000	320,861
Texas Instruments, Inc.	187,723	5,385,773
Trina Solar Ltd. (a)(d)	22,000	139,920
TriQuint Semiconductor, Inc. (a)	167,967	923,819
Vanguard International Semiconductor Corp.	304,000	142,602
Win Semiconductors Corp.	839,306	1,065,244
Xilinx, Inc.	486	16,315
		190,245,201
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		221,441,357
SOFTWARE - 20.9%
Application Software - 12.4%
Adobe Systems, Inc. (a)	330,131	10,686,340
ANSYS, Inc. (a)	53,231	3,359,408
AsiaInfo-Linkage, Inc. (a)	356,043	4,197,747
Aspen Technology, Inc. (a)	471,370	10,912,216
Autodesk, Inc. (a)	89,410	3,128,456
AutoNavi Holdings Ltd. ADR (a)	12,087	162,087
BroadSoft, Inc. (a)	204,949	5,935,323
Citrix Systems, Inc. (a)	363,376	30,501,781
Concur Technologies, Inc. (a)	97,326	6,627,901
Descartes Systems Group, Inc. (a)	240,600	2,048,917
Informatica Corp. (a)	142,621	6,041,426
Intuit, Inc.	263,744	15,653,206
JDA Software Group, Inc. (a)	26,502	786,844
Jive Software, Inc.	3,300	69,267
Kingdee International Software Group Co. Ltd.	20,615,600	3,880,736
Manhattan Associates, Inc. (a)	8,800	402,248
MicroStrategy, Inc. Class A (a)	35,003	4,545,490
Nuance Communications, Inc. (a)	266,854	6,356,462
Parametric Technology Corp. (a)	464,107	9,727,683
Pegasystems, Inc. (d)	171,399	5,652,739
PROS Holdings, Inc. (a)	19,567	329,117
QLIK Technologies, Inc. (a)	187,459	4,146,593
RealPage, Inc. (a)	9,400	217,704
salesforce.com, Inc. (a)	279,756	38,679,065
SolarWinds, Inc. (a)	157,974	6,881,347
Splunk, Inc. (d)	23,155	650,656
Synchronoss Technologies, Inc. (a)	193,654	3,576,789
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Synopsys, Inc. (a)	4,807	$ 141,470
TIBCO Software, Inc. (a)	108,229	3,238,212
VanceInfo Technologies, Inc. ADR (a)	168,247	1,611,806
Verint Systems, Inc. (a)	16,300	481,013
		190,630,049
Home Entertainment Software - 0.9%
Activision Blizzard, Inc.	255,910	3,068,361
Capcom Co. Ltd.	158,700	3,321,304
Giant Interactive Group, Inc. ADR (d)	570,600	2,755,998
Nintendo Co. Ltd.	25,700	3,001,271
Take-Two Interactive Software, Inc. (a)	198,800	1,880,648
		14,027,582
Systems Software - 7.6%
Allot Communications Ltd. (a)	58,600	1,632,596
Ariba, Inc. (a)	168,465	7,540,493
BMC Software, Inc. (a)	17,400	742,632
Check Point Software Technologies Ltd. (a)	15,074	747,520
CommVault Systems, Inc. (a)	117,645	5,831,663
Fortinet, Inc. (a)	191,089	4,437,087
Infoblox, Inc.	6,100	139,873
Insyde Software Corp.	67,000	302,636
Microsoft Corp.	1,052,778	32,204,479
NetSuite, Inc. (a)	76,932	4,213,566
Oracle Corp.	725,243	21,539,717
Progress Software Corp. (a)	36,300	757,581
Red Hat, Inc. (a)	271,287	15,322,290
ServiceNow, Inc.	3,800	93,480
Sourcefire, Inc. (a)	44,251	2,274,501
Symantec Corp. (a)	54,600	797,706
Totvs SA	170,500	3,285,213
VMware, Inc. Class A (a)	175,064	15,937,827
		117,800,860
TOTAL SOFTWARE		322,458,491
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	158,668	$ 9,052,009
TOTAL COMMON STOCKS (Cost $1,154,828,387)		1,409,979,345
Convertible Bonds - 0.2%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $3,334,464)	$ 3,950,000	3,614,250
Money Market Funds - 11.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	135,648,004	135,648,004
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	37,905,762	37,905,762
TOTAL MONEY MARKET FUNDS (Cost $173,553,766)		173,553,766
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,331,716,617)		1,587,147,361
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(42,975,248)
NET ASSETS - 100%		$ 1,544,172,113
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,947 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,378,638 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,230,913
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86,000
Fidelity Securities Lending Cash Central Fund	460,233
Total	$ 546,233
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,409,979,345	$ 1,319,758,474	$ 90,220,871	$ -
Convertible Bonds	3,614,250	-	3,614,250	-
Money Market Funds	173,553,766	173,553,766	-	-
Total Investments in Securities:	$ 1,587,147,361	$ 1,493,312,240	$ 93,835,121	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,344,166,312. Net unrealized appreciation aggregated $242,981,049, of which $309,357,225 related to appreciated investment securities and $66,376,176 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

June 30, 2012

1.859215.104

INTCEN-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 6.3%
Australia & New Zealand Banking Group Ltd.	729,135	$ 16,609,771
Commonwealth Bank of Australia	401,932	22,011,680
CSL Ltd.	91,408	3,707,666
Fortescue Metals Group Ltd. (d)	900,000	4,598,671
Iluka Resources Ltd.	250,000	2,950,587
Newcrest Mining Ltd.	270,000	6,283,198
Origin Energy Ltd.	513,203	6,463,267
Ramsay Health Care Ltd.	116,117	2,698,006
Telstra Corp. Ltd.	1,376,298	5,214,682
Westfield Group unit	1,132,423	11,087,995
WorleyParsons Ltd.	142,345	3,696,232
TOTAL AUSTRALIA		85,321,755
Bailiwick of Jersey - 0.1%
Delphi Automotive PLC	77,200	1,968,600
Belgium - 1.0%
Anheuser-Busch InBev SA NV	164,516	12,970,650
Bermuda - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	460,000	2,784,747
Hiscox Ltd.	732,800	4,904,014
Li & Fung Ltd.	1,642,000	3,179,324
TOTAL BERMUDA		10,868,085
Brazil - 1.1%
Embraer SA sponsored ADR	126,000	3,342,780
Qualicorp SA	535,000	4,677,421
Souza Cruz SA	97,000	1,423,729
Ultrapar Participacoes SA	259,200	5,833,129
TOTAL BRAZIL		15,277,059
Canada - 1.7%
Copper Mountain Mining Corp. (a)	1,750,000	5,741,086
Goldcorp, Inc.	150,000	5,647,284
Ivanhoe Mines Ltd. (d)	800,000	7,889,205
Ivanhoe Mines Ltd. rights 7/19/12 (a)(d)	800,000	722,915
Nexen, Inc.	155,300	2,629,773
TOTAL CANADA		22,630,263
Cayman Islands - 0.7%
Baidu.com, Inc. sponsored ADR (a)	26,400	3,035,472
Changyou.com Ltd. (A Shares) ADR (a)	14,400	303,984
China Kanghui Holdings sponsored ADR (a)	145,800	2,872,260
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Microport Scientific Corp.	4,284,000	$ 1,828,029
New Oriental Education & Technology Group, Inc. sponsored ADR	88,400	2,165,800
TOTAL CAYMAN ISLANDS		10,205,545
China - 0.3%
Industrial & Commercial Bank of China Ltd. (H Shares)	7,469,000	4,187,036
Czech Republic - 0.3%
Komercni Banka A/S	24,000	4,165,437
Denmark - 2.6%
Danske Bank A/S (a)	660,949	9,157,815
Jyske Bank A/S (Reg.) (a)	289,785	7,793,499
Novo Nordisk A/S Series B	113,624	16,479,669
William Demant Holding A/S (a)	28,000	2,509,319
TOTAL DENMARK		35,940,302
Finland - 0.9%
Nokian Tyres PLC	60,200	2,274,827
Sampo OYJ (A Shares)	382,600	9,886,962
TOTAL FINLAND		12,161,789
France - 7.9%
Alstom SA (d)	154,689	4,880,270
Arkema SA	100,000	6,523,653
Atos Origin SA	56,382	3,362,079
BNP Paribas SA	197,900	7,597,172
Carrefour SA (d)	62,412	1,148,799
Casino Guichard Perrachon SA (d)	16,982	1,489,522
Christian Dior SA	59,300	8,123,529
Danone SA	54,700	3,392,958
Dassault Systemes SA	34,000	3,180,556
EDF SA	131,900	2,929,436
GDF Suez	166,900	3,961,280
Ipsos SA (d)	81,802	2,402,709
JC Decaux SA	100,200	2,205,106
Pernod Ricard SA (d)	42,500	4,531,819
PPR SA	30,100	4,275,776
Remy Cointreau SA	8,800	964,190
Sanofi SA	287,349	21,752,567
Suez Environnement SA	169,621	1,817,058
Technip SA	60,300	6,253,576
Common Stocks - continued
	Shares	Value
France - continued
Unibail-Rodamco	42,900	$ 7,877,472
VINCI SA (d)	204,600	9,524,420
TOTAL FRANCE		108,193,947
Germany - 4.6%
BASF AG	275,000	19,036,284
Bayerische Motoren Werke AG (BMW)	78,380	5,646,880
Bilfinger Berger AG	38,841	3,155,641
CTS Eventim AG	110,292	3,314,895
Deutsche Boerse AG	116,600	6,275,612
E.ON AG	338,295	7,277,910
ElringKlinger AG	64,800	1,539,223
MTU Aero Engines Holdings AG	52,000	3,812,800
SAP AG	132,226	7,829,820
Siemens AG	60,931	5,119,860
TOTAL GERMANY		63,008,925
Hong Kong - 1.9%
AIA Group Ltd.	2,672,800	9,232,010
Henderson Land Development Co. Ltd.	1,357,514	7,547,005
Sun Hung Kai Properties Ltd.	536,000	6,372,476
Wing Hang Bank Ltd.	215,000	2,090,595
TOTAL HONG KONG		25,242,086
India - 0.5%
Apollo Hospitals Enterprise Ltd.	256,272	2,854,657
Axis Bank Ltd.	203,689	3,769,319
TOTAL INDIA		6,623,976
Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	4,811,000	3,295,082
Ireland - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	176,200	5,356,480
Israel - 0.2%
NICE Systems Ltd. sponsored ADR (a)	55,900	2,045,940
Italy - 3.0%
A2A SpA (d)	3,169,000	1,694,782
ENI SpA	737,400	15,666,178
Fiat Industrial SpA	1,015,000	9,941,895
Prada SpA	314,600	2,122,884
Common Stocks - continued
	Shares	Value
Italy - continued
Prysmian SpA	401,600	$ 5,966,559
Saipem SpA	133,400	5,906,931
TOTAL ITALY		41,299,229
Japan - 16.5%
Aeon Credit Service Co. Ltd.	249,400	4,626,284
Ain Pharmaciez, Inc.	58,700	3,540,979
Aisin Seiki Co. Ltd.	93,500	3,125,507
Aozora Bank Ltd.	2,775,000	6,608,335
ASAHI INTECC Co. Ltd.	58,000	1,521,202
Astellas Pharma, Inc.	173,300	7,562,589
Canon, Inc.	238,800	9,530,634
Chubu Electric Power Co., Inc.	97,800	1,585,891
Denso Corp.	144,900	4,951,381
Fanuc Corp.	66,600	10,947,784
Fast Retailing Co. Ltd.	20,700	4,141,898
Hirose Electric Co. Ltd.	14,100	1,395,770
Hitachi Ltd.	1,203,000	7,417,506
Honda Motor Co. Ltd.	401,900	14,024,521
INPEX Corp.	585	3,285,653
Japan Retail Fund Investment Corp.	2,834	4,495,447
Japan Tobacco, Inc.	152,000	4,503,098
JS Group Corp.	290,200	6,124,439
JSR Corp.	490,400	8,509,226
Kansai Electric Power Co., Inc.	123,400	1,479,877
Kubota Corp.	672,000	6,210,220
Mitsubishi Corp.	341,400	6,901,159
Mitsubishi Estate Co. Ltd.	466,000	8,360,414
Mitsubishi Heavy Industries Ltd.	1,254,000	5,097,717
Mitsubishi UFJ Financial Group, Inc.	2,590,800	12,412,210
Mitsui & Co. Ltd.	455,300	6,765,691
Murata Manufacturing Co. Ltd.	75,000	3,945,044
Nippon Telegraph & Telephone Corp.	139,600	6,509,620
NSK Ltd.	642,000	4,159,838
NTT DoCoMo, Inc.	4,306	7,165,195
ORIX Corp.	82,640	7,701,704
Osaka Gas Co. Ltd.	762,000	3,192,566
Rakuten, Inc.	434,600	4,493,187
Sawai Pharmaceutical Co. Ltd.	22,900	2,463,618
Ship Healthcare Holdings, Inc.	100,800	2,429,308
Start Today Co. Ltd. (d)	211,700	2,958,400
Taiheiyo Cement Corp.	2,000,000	4,592,466
Common Stocks - continued
	Shares	Value
Japan - continued
Tokio Marine Holdings, Inc.	257,200	$ 6,453,945
Tokyo Gas Co. Ltd.	757,000	3,869,042
Toyota Motor Corp.	163,100	6,583,079
Unicharm Corp.	55,700	3,170,514
TOTAL JAPAN		224,812,958
Korea (South) - 0.8%
Hyundai Motor Co.	18,576	3,827,012
Kia Motors Corp.	36,010	2,381,787
Samchully Co. Ltd.	11,994	925,951
Samsung Electronics Co. Ltd.	3,261	3,465,550
TOTAL KOREA (SOUTH)		10,600,300
Luxembourg - 1.2%
ArcelorMittal SA (Netherlands)	1,000,000	15,299,512
AZ Electronic Materials SA	148,100	665,687
TOTAL LUXEMBOURG		15,965,199
Netherlands - 2.7%
AerCap Holdings NV (a)	260,900	2,942,952
ASML Holding NV (Netherlands)	127,000	6,522,225
Fugro NV (Certificaten Van Aandelen) unit	77,523	4,682,569
Gemalto NV	35,568	2,547,190
Koninklijke KPN NV	557,090	5,326,960
Koninklijke Philips Electronics NV	437,400	8,619,267
LyondellBasell Industries NV Class A	100,000	4,027,000
STMicroelectronics NV	58,900	320,515
Yandex NV (a)	76,000	1,447,800
TOTAL NETHERLANDS		36,436,478
Norway - 1.4%
DnB NOR ASA	900,600	8,924,776
Gjensidige Forsikring ASA	443,900	5,160,109
Telenor ASA	323,800	5,383,376
TOTAL NORWAY		19,468,261
Philippines - 0.1%
Manila Water Co., Inc.	1,792,800	1,049,684
Portugal - 0.1%
Energias de Portugal SA	754,601	1,780,022
Singapore - 0.5%
United Overseas Bank Ltd.	446,000	6,622,892
Common Stocks - continued
	Shares	Value
South Africa - 0.6%
Harmony Gold Mining Co. Ltd.	600,000	$ 5,607,038
Life Healthcare Group Holdings Ltd.	672,400	2,560,482
TOTAL SOUTH AFRICA		8,167,520
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	998,903	7,133,524
Gas Natural SDG SA	214,200	2,739,163
Inditex SA	68,497	7,067,261
Red Electrica Corporacion SA (d)	58,400	2,543,078
Repsol YPF SA	437,738	7,002,022
Telefonica SA	685,246	9,020,200
Telefonica SA sponsored ADR (d)	32,123	420,811
TOTAL SPAIN		35,926,059
Sweden - 2.6%
H&M Hennes & Mauritz AB (B Shares)	239,330	8,559,548
Intrum Justitia AB	266,950	3,878,376
Svenska Handelsbanken AB (A Shares)	304,600	9,982,410
Swedbank AB (A Shares)	385,700	6,055,269
Swedish Match Co. AB	158,200	6,373,785
Telefonaktiebolaget LM Ericsson (B Shares)	110,799	1,013,780
TOTAL SWEDEN		35,863,168
Switzerland - 6.0%
Nestle SA	417,718	24,887,481
Roche Holding AG:
(Bearer)	11,495	2,067,320
(participation certificate)	136,695	23,561,399
Schindler Holding AG (participation certificate)	48,441	5,399,629
Swatch Group AG (Bearer)	10,250	4,033,477
Swisscom AG	11,890	4,775,292
Syngenta AG (Switzerland)	30,000	10,269,756
Zurich Financial Services AG	31,539	7,094,323
TOTAL SWITZERLAND		82,088,677
Taiwan - 0.3%
Giant Manufacturing Co. Ltd.	748,000	3,475,053
United Kingdom - 21.7%
Aggreko PLC	130,500	4,234,807
Amlin PLC	676,000	3,746,801
Anglo American PLC (United Kingdom)	600,000	19,625,426
ASOS PLC (a)(d)	82,800	2,301,771
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BG Group PLC	425,616	$ 8,665,521
BP PLC	2,081,315	13,899,434
BP PLC sponsored ADR	1,446	58,621
British American Tobacco PLC (United Kingdom)	450,700	22,913,576
Carphone Warehouse Group PLC	7	16
Centrica PLC	1,145,166	5,703,336
Cookson Group PLC	421,000	3,890,160
Diageo PLC	444,932	11,468,116
GlaxoSmithKline PLC	1,142,020	25,939,882
HSBC Holdings PLC (United Kingdom)	1,725,266	15,202,762
Imperial Tobacco Group PLC	174,870	6,723,574
London Stock Exchange Group PLC	268,300	4,218,788
Meggitt PLC	1,197,700	7,227,372
Michael Page International PLC	570,400	3,340,168
National Grid PLC	693,000	7,344,433
Next PLC	99,100	4,965,023
Ocado Group PLC (a)(d)	921,600	1,121,494
Prudential PLC	570,609	6,616,220
Reckitt Benckiser Group PLC	120,917	6,372,441
Rolls-Royce Group PLC	805,570	10,824,901
Royal Dutch Shell PLC Class A (United Kingdom)	962,571	32,431,863
SABMiller PLC	211,300	8,455,198
Standard Chartered PLC (United Kingdom)	478,457	10,374,549
SuperGroup PLC (a)	133,200	693,111
Tesco PLC	650,122	3,156,894
The Weir Group PLC	183,230	4,390,575
Unilever PLC	448,200	15,047,749
Vodafone Group PLC	8,625,936	24,245,400
TOTAL UNITED KINGDOM		295,199,982
United States of America - 2.7%
Altria Group, Inc.	148,300	5,123,765
Beam, Inc.	32,575	2,035,612
Elizabeth Arden, Inc. (a)	40,000	1,552,400
Lorillard, Inc.	37,000	4,882,150
NIKE, Inc. Class B	37,300	3,274,194
Textron, Inc.	136,000	3,382,320
TRW Automotive Holdings Corp. (a)	31,600	1,161,616
United Technologies Corp.	83,500	6,306,755
Common Stocks - continued
	Shares	Value
United States of America - continued
Universal Display Corp. (a)	50,500	$ 1,814,970
Virgin Media, Inc. (d)	291,200	7,102,368
TOTAL UNITED STATES OF AMERICA		36,636,150
TOTAL COMMON STOCKS (Cost $1,276,906,783)		1,284,854,589
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
Volkswagen AG (Cost $5,609,739)	44,300	6,985,282
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.17% (b)	13,532,689	13,532,689
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	43,262,439	43,262,439
TOTAL MONEY MARKET FUNDS (Cost $56,795,128)		56,795,128
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,339,311,650)		1,348,634,999
NET OTHER ASSETS (LIABILITIES) - 1.1%		14,354,292
NET ASSETS - 100%		$ 1,362,989,291
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
602 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2012	$ 42,856,380	$ 1,668,176

The face value of futures purchased as a percentage of net assets is 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,973
Fidelity Securities Lending Cash Central Fund	1,340,666
Total	$ 1,367,639
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 136,446,539	$ 81,182,506	$ 55,264,033	$ -
Consumer Staples	156,128,999	82,514,317	73,614,682	-
Energy	116,474,769	41,032,142	75,442,627	-
Financials	285,651,714	113,215,008	172,436,706	-
Health Care	122,807,973	33,570,780	89,237,193	-
Industrials	166,422,256	106,476,281	59,945,975	-
Information Technology	59,178,835	17,737,991	41,440,844	-
Materials	127,988,994	69,878,540	58,110,454	-
Telecommunication Services	68,061,536	15,906,439	52,155,097	-
Utilities	52,678,256	31,495,749	21,182,507	-
Money Market Funds	56,795,128	56,795,128	-	-
Total Investments in Securities:	$ 1,348,634,999	$ 649,804,881	$ 698,830,118	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,668,176	$ 1,668,176	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,352,497,399. Net unrealized depreciation aggregated $3,862,400, of which $115,257,598 related to appreciated investment securities and $119,119,998 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

June 30, 2012

1.851903.105

MTCIP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CHEMICALS - 67.4%
Commodity Chemicals - 1.9%
Arkema SA	35,244	$ 2,299,196
Georgia Gulf Corp.	22,433	575,855
Westlake Chemical Corp. (d)	52,730	2,755,670
		5,630,721
Diversified Chemicals - 19.4%
Dow Chemical Co.	258,553	8,144,420
E.I. du Pont de Nemours & Co.	519,433	26,267,726
Eastman Chemical Co.	183,342	9,234,937
FMC Corp.	20,000	1,069,600
Lanxess AG	19,649	1,236,328
Olin Corp.	79,393	1,658,520
PPG Industries, Inc.	93,020	9,871,282
		57,482,813
Fertilizers & Agricultural Chemicals - 15.1%
CF Industries Holdings, Inc.	33,876	6,563,136
Monsanto Co.	306,003	25,330,928
Rentech Nitrogen Partners LP	131,803	3,625,901
The Mosaic Co.	168,178	9,209,427
		44,729,392
Industrial Gases - 5.9%
Air Products & Chemicals, Inc.	217,132	17,529,066
Specialty Chemicals - 25.1%
Albemarle Corp.	89,859	5,359,191
Ashland, Inc.	110,312	7,645,725
Balchem Corp.	1,800	58,698
Celanese Corp. Class A	118,420	4,099,700
Cytec Industries, Inc.	54,586	3,200,923
Ecolab, Inc.	197,879	13,560,648
Innophos Holdings, Inc.	30,682	1,732,306
International Flavors & Fragrances, Inc.	900	49,320
LyondellBasell Industries NV Class A	256,297	10,321,080
OMNOVA Solutions, Inc. (a)	168,335	1,269,246
Rockwood Holdings, Inc.	82,100	3,641,135
Sherwin-Williams Co.	69,096	9,144,856
Sigma Aldrich Corp.	103,541	7,654,786
W.R. Grace & Co. (a)	132,396	6,679,378
		74,416,992
TOTAL CHEMICALS		199,788,984
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Environmental & Facility Services - 0.3%
Swisher Hygiene, Inc. (a)	44,470	$ 101,259
Swisher Hygiene, Inc. (Canada) (a)	366,933	928,339
		1,029,598
CONSTRUCTION MATERIALS - 1.2%
Construction Materials - 1.2%
CEMEX SA de CV sponsored ADR	35,743	240,550
Martin Marietta Materials, Inc. (d)	43,200	3,405,024
		3,645,574
CONTAINERS & PACKAGING - 8.4%
Metal & Glass Containers - 5.5%
Aptargroup, Inc.	118,700	6,059,635
Ball Corp.	184,519	7,574,505
Silgan Holdings, Inc.	61,700	2,633,973
		16,268,113
Paper Packaging - 2.9%
Boise, Inc.	71,000	467,180
Rock-Tenn Co. Class A	147,851	8,065,272
		8,532,452
TOTAL CONTAINERS & PACKAGING		24,800,565
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
GrafTech International Ltd. (a)	134,541	1,298,321
METALS & MINING - 20.4%
Diversified Metals & Mining - 5.6%
Compass Minerals International, Inc.	900	68,652
Copper Mountain Mining Corp. (a)	440,600	1,445,442
First Quantum Minerals Ltd.	300,700	5,316,374
Freeport-McMoRan Copper & Gold, Inc.	160,287	5,460,978
HudBay Minerals, Inc.	96,500	744,058
Ivanhoe Mines Ltd. (d)	325,000	3,204,990
Ivanhoe Mines Ltd. rights 7/19/12 (a)(d)	325,000	293,684
		16,534,178
Gold - 7.3%
Goldcorp, Inc.	84,100	3,166,244
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Newcrest Mining Ltd.	86,637	$ 2,016,138
Newmont Mining Corp.	246,893	11,976,779
Royal Gold, Inc.	58,200	4,562,880
		21,722,041
Steel - 7.5%
African Minerals Ltd. (a)	122,958	610,449
ArcelorMittal SA Class A unit (d)	52,641	803,828
Carpenter Technology Corp.	83,567	3,997,845
Fortescue Metals Group Ltd.	229,866	1,174,531
Haynes International, Inc.	47,868	2,438,396
Nucor Corp.	186,020	7,050,158
Reliance Steel & Aluminum Co.	69,920	3,530,960
Steel Dynamics, Inc.	221,262	2,599,829
		22,205,996
TOTAL METALS & MINING		60,462,215
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Peabody Energy Corp.	17,800	436,456
TOTAL COMMON STOCKS (Cost $256,016,519)		291,461,713
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,293,500	1,293,500
8% 12/6/14 (e)	136,900	136,900
TOTAL CONVERTIBLE BONDS (Cost $1,430,400)		1,430,400
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	8,487,840	$ 8,487,840
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	6,716,957	6,716,957
TOTAL MONEY MARKET FUNDS (Cost $15,204,797)		15,204,797
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $272,651,716)		308,096,910
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(11,444,390)
NET ASSETS - 100%		$ 296,652,520
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,430,400 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc.:
8% 6/1/14	6/1/11	$ 1,293,500
8% 12/6/14	6/12/12	$ 136,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,698
Fidelity Securities Lending Cash Central Fund	71,049
Total	$ 79,747
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 291,461,713	$ 288,169,785	$ 3,291,928	$ -
Convertible Bonds	1,430,400	-	-	1,430,400
Money Market Funds	15,204,797	15,204,797	-	-
Total Investments in Securities:	$ 308,096,910	$ 303,374,582	$ 3,291,928	$ 1,430,400
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $274,601,332. Net unrealized appreciation aggregated $33,495,578, of which $47,990,066 related to appreciated investment securities and $14,494,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

June 30, 2012

1.851904.105

TSCIP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	4,600	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 67.7%
Alternative Carriers - 11.5%
AboveNet, Inc. (a)	41,400	3,477,600
Cogent Communications Group, Inc. (a)	197,502	3,801,914
Level 3 Communications, Inc. (a)	248,333	5,500,576
tw telecom, inc. (a)	473,400	12,147,444
Vonage Holdings Corp. (a)	878,800	1,766,388
		26,693,922
Integrated Telecommunication Services - 56.2%
AT&T, Inc.	1,249,732	44,565,443
Atlantic Tele-Network, Inc.	67,700	2,283,521
CenturyLink, Inc.	520,081	20,537,999
China Unicom Ltd. sponsored ADR	82,400	1,034,120
Frontier Communications Corp. (d)	561,600	2,150,928
General Communications, Inc. Class A (a)	556,900	4,627,839
PT Telkomunikasi Indonesia Tbk Series B	546,000	477,032
PT XL Axiata Tbk	573,000	378,002
Telefonica Brasil SA sponsored ADR	158,860	3,930,196
Verizon Communications, Inc.	1,082,970	48,127,186
Windstream Corp. (d)	306,972	2,965,350
		131,077,616
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		157,771,538
MEDIA - 1.7%
Cable & Satellite - 1.7%
Time Warner Cable, Inc.	13,500	1,108,350
Virgin Media, Inc. (d)	114,094	2,782,753
		3,891,103
SOFTWARE - 0.2%
Application Software - 0.2%
Synchronoss Technologies, Inc. (a)	18,430	340,402
WIRELESS TELECOMMUNICATION SERVICES - 25.4%
Wireless Telecommunication Services - 25.4%
Clearwire Corp. Class A (a)(d)	2,455,141	2,749,758
Crown Castle International Corp. (a)	201,520	11,821,163
Leap Wireless International, Inc. (a)(d)	278,300	1,789,469
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (a)	374,116	$ 2,263,402
Mobile TeleSystems OJSC sponsored ADR	37,300	641,560
NII Holdings, Inc. (a)	214,919	2,198,621
NTELOS Holdings Corp.	123,800	2,333,630
NTT DoCoMo, Inc.	931	1,549,186
SBA Communications Corp. Class A (a)	208,850	11,914,893
Sprint Nextel Corp. (a)	2,766,002	9,017,167
Telephone & Data Systems, Inc.	238,200	5,071,278
TIM Participacoes SA sponsored ADR	20,200	554,692
Turkcell Iletisim Hizmet A/S (a)	119,000	603,474
Vodafone Group PLC sponsored ADR	240,800	6,785,744
		59,294,037
TOTAL COMMON STOCKS (Cost $176,993,040)		221,297,080
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.17% (b)	10,564,535	10,564,535
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	10,475,425	10,475,425
TOTAL MONEY MARKET FUNDS (Cost $21,039,960)		21,039,960
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $198,033,000)		242,337,040
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(9,264,248)
NET ASSETS - 100%		$ 233,072,792
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,123
Fidelity Securities Lending Cash Central Fund	40,375
Total	$ 46,498
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 221,297,080	$ 218,289,386	$ 3,007,694	$ -
Money Market Funds	21,039,960	21,039,960	-	-
Total Investments in Securities:	$ 242,337,040	$ 239,329,346	$ 3,007,694	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $200,434,833. Net unrealized appreciation aggregated $41,902,207, of which $57,085,956 related to appreciated investment securities and $15,183,749 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors, the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

June 30, 2012

1.851905.105

UTCIP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
ELECTRIC UTILITIES - 59.6%
Electric Utilities - 59.6%
American Electric Power Co., Inc.	368,891	$ 14,718,751
Duke Energy Corp.	1,497,561	34,533,757
Edison International	617,195	28,514,409
Exelon Corp.	44,049	1,657,123
FirstEnergy Corp.	592,783	29,158,996
Great Plains Energy, Inc.	395,030	8,457,592
ITC Holdings Corp.	30,229	2,083,080
NextEra Energy, Inc.	427,195	29,395,288
Northeast Utilities	227,885	8,844,217
OGE Energy Corp.	159,383	8,254,446
Pepco Holdings, Inc. (d)	177,872	3,480,955
Progress Energy, Inc.	223,907	13,472,484
Southern Co.	156,533	7,247,478
UIL Holdings Corp.	126,417	4,533,314
		194,351,890
GAS UTILITIES - 5.7%
Gas Utilities - 5.7%
AGL Resources, Inc.	57,300	2,220,375
Atmos Energy Corp.	170,153	5,967,266
National Fuel Gas Co.	62,631	2,942,404
ONEOK, Inc.	177,754	7,520,772
		18,650,817
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 7.0%
Independent Power Producers & Energy Traders - 7.0%
Calpine Corp. (a)	606,914	10,020,150
GenOn Energy, Inc. (a)	886,000	1,515,060
NRG Energy, Inc. (a)	175,312	3,043,416
The AES Corp. (a)	651,863	8,363,402
		22,942,028
MULTI-UTILITIES - 20.8%
Multi-Utilities - 20.8%
CenterPoint Energy, Inc.	953,790	19,714,839
NiSource, Inc.	591,926	14,650,169
PG&E Corp.	391,353	17,716,550
Sempra Energy	230,415	15,870,985
		67,952,543
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.0%
Oil & Gas Storage & Transport - 1.0%
Cheniere Energy, Inc. (a)	210,450	$ 3,102,033
WATER UTILITIES - 4.1%
Water Utilities - 4.1%
American Water Works Co., Inc.	394,234	13,514,342
TOTAL COMMON STOCKS (Cost $288,194,929)		320,513,653
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.17% (b)	6,369,448	6,369,448
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,414,000	1,414,000
TOTAL MONEY MARKET FUNDS (Cost $7,783,448)		7,783,448
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $295,978,377)		328,297,101
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,098,963)
NET ASSETS - 100%		$ 326,198,138
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,630
Fidelity Securities Lending Cash Central Fund	39,905
Total	$ 47,535
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $296,570,205. Net unrealized appreciation aggregated $31,726,896, of which $33,145,348 related to appreciated investment securities and $1,418,452 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012